UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

1000 North Water Street

Milwaukee, WI 53202

(Address of principal executive offices) (zip code)

John M. Blaser

M&I Investment Management Corp.

1000 North Water Street

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 287-8658

Date of fiscal year end: August 31

Date of reporting period: November 30, 2004

Item 1.	Schedule of Investments

Marshall Funds, Inc.

Schedule of Investments

November 30, 2004 (Unaudited)

Equity Income Fund

Portfolio of Investments

November 30, 2004 (UNAUDITED)

Description	Shares	Value
Common Stocks - 99.4%

Consumer Discretionary - 1.4%

Apparel Retail - 0.3%
Limited Brands, Inc.	53,000	$1,295,320

Department Stores - 0.4%
May Department Stores Co.	53,325	1,499,499

Distributors - 0.4%
Genuine Parts Co.	32,000	1,389,120

Retail-Components/Electronic - 0.3%
Best Buy Co., Inc. (1)	20,000	1,127,600

Total Consmer Discretionary		5,311,539

Consumer Staples - 9.3%

Packaged Foods/Meats - 2.5%
ConAgra Foods, Inc.	113,500	3,070,175
Heinz (H.J.) Co.	66,600	2,474,856
Sara Lee Corp.	164,275	3,857,177

		9,402,208

Retail-Foods - 0.5%
Albertson’s, Inc. (1)	67,450	1,706,485

Tobacco - 6.3%
Altria Group, Inc.	358,339	20,600,909
Reynolds American, Inc. (1)	18,700	1,414,281
UST, Inc.	41,450	1,825,043

		23,840,233

Total Consumer Staples		34,948,926

Energy - 7.7%

Oil & Gas-Exploration and Production - 0.4%
Kerr-McGee Corp.	21,625	1,345,724

Oil & Gas-Integrated - 6.9%
ChevronTexaco Corp.	329,158	17,972,027
Exxon Mobil Corp.	152,000	7,790,000

		25,762,027

Oil & Gas-Refining/Manufacturing - 0.4%
Kinder Morgan, Inc.	22,750	1,576,575

Total Energy		28,684,326

Financials - 37.8%

Diversified Banks - 17.3%
Bank of America Corp.	437,534	20,244,698
Comerica, Inc.	36,019	2,215,168
U.S. Bancorp	340,825	10,098,645
Wachovia Corp.	256,550	13,276,462
Wells Fargo & Co. (1)	306,224	18,915,456

		64,750,429

Description	Shares	Value
Common Stocks (continued)

Diversified Financial Services - 8.4%
Citigroup, Inc.	380,795	$17,040,576
J. P. Morgan Chase & Co.	381,892	14,378,234

		31,418,810

Insurance-Life/Health - 0.6%
Lincoln National Corp. (1)	53,525	2,463,220

Real Estate Investment Trust - 2.3%
Equity Office Properties Trust	81,983	2,250,433
Equity Residential Properties Trust	41,246	1,390,403
Plum Creek Timber Co., Inc.	65,775	2,433,675
Simon Property Group, Inc. (1)	39,522	2,453,526

		8,528,037

Regional Banks - 5.8%
AmSouth Bancorporation	103,400	2,681,162
BB&T Corp.	110,972	4,710,761
KeyCorp	98,479	3,278,366
National City Corp. (1)	113,934	4,224,673
PNC Financial Services Group (1)	57,559	3,131,210
SunTrust Banks, Inc.	51,800	3,693,340

		21,719,512

Thrifts & Mortgage Financials - 3.4%
Fannie Mae	132,230	9,084,201
Washington Mutual Bank FA	92,825	3,778,906

		12,863,107

Total Financials		141,743,115

Healthcare - 5.2%

Healthcare Equipment - 0.6%
Bard (C.R.), Inc.	14,430	864,501
PerkinElmer, Inc.	63,350	1,351,256

		2,215,757

Healthcare Services - 0.6%
Quest Diagnostics, Inc. (1)	25,000	2,343,750

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co. (1)	199,975	4,699,412
Johnson & Johnson	65,000	3,920,800
Merck & Co., Inc.	225,044	6,305,733

		14,925,945

Total Healthcare		19,485,452

Industrials - 2.6%

Commercial Printing - 0.5%
Donnelley (R.R.) & Sons Co.	53,585	1,859,400

Electrical Equipment - 0.8%
Emerson Electric Co.	43,000	2,873,260

Industrial Conglomerate - 0.9%
General Electric Co.	101,170	3,577,371

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Services-Diversified/Commercial - 0.4%
Deluxe Corp.	40,000	$1,581,600

Total Industrials		9,891,631

Information Technology - 6.6%

Application Software - 0.8%
AutoDesk, Inc. (1)	25,685	1,680,056
FactSet Research Systems, Inc.	28,000	1,446,200

		3,126,256

Communications Equipment - 1.7%
Harris Corp.	27,375	1,811,951
Motorola, Inc.	150,000	2,889,000
Qualcomm, Inc.	42,676	1,776,175

		6,477,126

Computer Hardware - 0.8%
IBM Corp.	30,000	2,827,200

Electronic Equipment Manufacturing - 0.4%
Tektronix, Inc.	45,000	1,411,650

Semiconductors - 0.9%
Intel Corp.	150,250	3,358,088

Services-Data Processing - 0.3%
Global Payments, Inc. (1)	20,590	1,135,744

System Software - 1.7%
Microsoft Corp.	234,982	6,299,867

Total Information Technology		24,635,931

Materials - 5.3%

Chemical-Diversified - 5.3%
Dow Chemical Co.	188,730	9,525,203
Du Pont (E.I.) de Nemours & Co.	174,900	7,926,468
Eastman Chemical Co.	7,950	432,321
PPG Industries, Inc.	28,404	1,916,418

Total Materials		19,800,410

Telecommunication Services - 10.7%

Integrated Telecommunication Services - 10.7%
BellSouth Corp. (1)	307,000	8,233,740
SBC Communications, Inc. (1)	416,385	10,480,410
Sprint Corp.	250,795	5,720,634
Verizon Communications (1)	383,463	15,810,179

Total Telecommunications		40,244,963

Description	Shares	Value
Common Stocks (continued)

Utilities - 12.8%

Electric Utilities - 8.8%
Ameren Corp.	33,251	$1,610,013
American Electric Power Co., Inc. (1)	81,174	2,773,716
CenterPoint Energy, Inc.	132,092	1,474,147
Consolidated Edison Co. (1)	46,227	2,027,054
DTE Energy Co. (1)	28,000	1,228,640
Edison International	52,435	1,672,677
Entergy Corp.	43,000	2,787,260
Exelon Corp.	123,824	5,164,699
FirstEnergy Corp. (1)	66,918	2,825,947
FPL Group, Inc.	37,736	2,653,973
PPL Corp.	37,350	1,940,333
Progress Energy, Inc.	44,500	1,953,995
Southern Co. (1)	149,707	4,908,893

		33,021,347

Gas Utilities - 0.2%
KeySpan Corp.	17,125	676,780

Multi-Utilities - 3.8%
Constellation Energy Group	30,900	1,350,330
Dominion Resources, Inc. (1)	66,448	4,350,351
Duke Energy Corp. (1)	185,853	4,698,364
Public Service Enterprises Group, Inc. (1)	46,519	2,046,371
Sempra Energy	45,972	1,700,045

		14,145,461

Total Utilities		47,843,588

Total Common Stocks
(Identified Cost $307,331,485)		372,589,881

Written Call Options - (0.5)%
Altria Group, Inc., 1/22/2005, Strike Price $50.00 (2)	(800)	(608,000)
Altria Group, Inc., 6/18/2005, Strike Price $70.00 (2)	(300)	(21,000)
AutoDesk, Inc., 4/16/2005, Strike Price $65.00 (2)	(100)	(63,000)
Best Buy Co., Inc.. 1/22/2005, Strike Price $65.00 (2)	(100)	(4,000)
ChevronTexaco Corp., 1/21/2006, Strike Price $57.50 (2)	(1,965)	(579,675)
Dow Chemical Co., 12/17/2004, Strike Price $45.00 (2)	(900)	(486,000)
Harris Corp., 12/17/2004, Strike Price $60.00 (2)	(100)	(62,000)
Kerr-McGee Corp., 1/22/2005, Strike Price $60.00 (2)	(200)	(66,000)

Total Call Options
(identified cost $(723,062))		(1,889,675)

Written Put Options - (0.1)%
Merck & Co., Inc., 1/22/2005, Strike Price $40.00 (2)	(300)	(375,000)

Total Put Options
(identified cost $(23,399))		(375,000)

Collateral Pool Investment for Securities on Loan - 12.3%
(See Note 12)
(identified cost $45,946,655)		45,946,655

Description	Principal Amount	Value

Repurchase Agreement - 0.8%
Agreement with Lehman Brothers, Inc., dated 11/30/2004 to be repurchased at $3,086,094 on 12/01/2004, collateralized by a U.S. Government Agency Obligation with a maturity of 7/15/2020, with a market value of $3,148,526 (at amortized cost)	$3,085,920	3,085,920

Total Investments - 111.9%
(identified cost $355,617,599)		419,357,781

Other Net Assets and Liabilities - (11.9)%		(44,435,445)

Total Net Assets - 100.0%		374,922,336

(See Notes which are an integral part of the Financial Statements)

The schedule of investments as of the date of this report has not been audited. For more information regarding the Marshall Funds, please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Fund may invest in.

Large Cap Growth & Income Fund

Portfolio of Investments

November 30, 2004 (UNAUDITED)

Description	Shares	Value
Common Stocks - 99.4%

Consumer Discretionary - 11.0%

Broadcasting & Cable - 0.8%
Comcast Corp., Class A (1) (2)	72,449	$2,176,368

Department Stores - 1.5%
Kohl’s Corp. (1) (2)	48,750	2,250,300
Penney (J.C.) Co., Inc.	50,717	1,957,676

		4,207,976

General Merchandise - 0.9%
Target Corp.	47,379	2,426,752

Hotel, Resort, & Cruise - 1.5%
Carnival Corp.	36,639	1,942,233
Starwood Hotels & Resorts Worldwide, Inc. (1) (2)	40,313	2,107,967

		4,050,200

Motorcycle Manufacturing - 0.6%
Harley-Davidson, Inc.	28,545	1,650,472

Movies & Entertainment - 1.7%
Time Warner, Inc. (2)	147,755	2,616,741
Walt Disney Co.	80,206	2,155,937

		4,772,678

Publishing - 0.5%
Tribune Co.	31,320	1,358,348

Restaurants - 0.9%
McDonald’s Corp.	77,247	2,374,573

Retail-Home Improvement - 1.9%
Home Depot, Inc.	77,315	3,227,901
Lowe’s Cos., Inc. (1)	36,872	2,040,128

		5,268,029

Retail-Internet - 0.7%
eBay, Inc. (1) (2)	16,831	1,892,646

Total Consumer Discretionary		30,178,042

Consumer Staples - 9.1%

Household Products - 1.0%
Proctor & Gamble Co.	52,227	2,793,100

Hypermarkets & Supercenters - 2.8%
Costco Wholesale Corp. (1)	39,304	1,910,174
Wal-Mart Stores, Inc.	109,503	5,700,726

		7,610,900

Description	Shares	Value
Common Stocks (continued)

Packaged Foods/Meats - 1.3%
Heinz (H.J.) Co.	44,878	$1,667,667
Sara Lee Corp.	80,014	1,878,729

		3,546,396

Personal Products - 0.7%
Gillette Co. (1)	41,388	1,799,964

Retail Drugs - 0.7%
Walgreen Co.	52,132	1,990,400

Soft Drinks - 1.0%
PepsiCo, Inc.	53,299	2,660,153

Tobacco - 1.6%
Altria Group, Inc.	75,658	4,349,578

Total Consumer Staples		24,750,491

Energy - 8.8%

Oil & Gas-Drilling - 1.4%
Nabors Industries, Ltd., (1) (2)	37,200	1,934,400
Transocean, Inc. (2)	50,490	2,033,232

		3,967,632

Oil & Gas-Equipment and Services - 0.9%
Halliburton Co. (1)	58,000	2,398,300

Oil & Gas-Exploration and Production - 1.5%
Anadarko Petroleum Corp.	29,127	2,027,239
EOG Resources, Inc. (1)	28,600	2,147,002

		4,174,241

Oil & Gas-Integrated - 5.0%
ChevronTexaco Corp.	17,126	935,080
ConocoPhillips	23,822	2,167,564
Exxon Mobil Corp.	163,029	8,355,236
Occidental Petroleum Corp.	34,470	2,075,439

		13,533,319

Total Energy		24,073,492

Exchange Traded Index - 2.0%
NASDAQ 100	70,000	2,740,500
SPDR Trust Series 1	23,820	2,808,140

Total Exchange Traded Index		5,548,640

Financials - 18.0%

Asset Management - 0.5%
State Street Corp.	33,373	1,487,101

Consumer Finance - 1.4%
American Express Co. (1)	39,038	2,174,807
MBNA Corp.	66,145	1,756,811

		3,931,618

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Diversified Banks - 3.1%
Bank of America Corp.	98,186	$4,543,066
U.S. Bancorp	67,228	1,991,966
Wells Fargo & Co.	31,393	1,939,146

		8,474,178

Diversified Financial Services - 2.9%
Citigroup, Inc.	124,041	5,550,835
J.P. Morgan Chase & Co.	61,968	2,333,095

		7,883,930

Exchange Traded Index - 1.0%
Financial Select Sector SPDR Fund (1)	92,000	2,714,000

Insurance-Life/Health - 0.4%
Prudential Financial, Inc.	23,286	1,139,850

Insurance-Multi-Line - 1.8%
American International Group, Inc.	66,446	4,209,354
Hartford Financial Services Group, Inc.	12,462	797,568

		5,006,922

Insurance-Property & Casualty - 0.7%
Chubb Corp.	25,277	1,926,360

Investment Bank & Brokerage - 2.9%
Goldman Sachs Group, Inc. (1)	17,812	1,865,985
Lehman Brothers Holdings, Inc.	20,738	1,737,430
Merrill Lynch & Co., Inc.	40,526	2,257,703
Morgan Stanley	38,194	1,938,346

		7,799,464

REITS Warehouse - 1.0%
Prologis Trust	64,534	2,596,203

Regional Banks - 0.9%
North Fork Bancorp, Inc.	55,291.5	1,592,395
Regions Financial Corp	28,349	991,932

		2,584,327

Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	57,870	1,921,863
Federal Home Loan Mortgage Corp.	26,343	1,798,173

		3,720,036

Total Financials		49,263,989

Healthcare - 11.5%

Biotechnology - 1.6%
Amgen, Inc. (1) (2)	51,811	3,110,732
Gilead Sciences, Inc. (1) (2)	37,000	1,275,020

		4,385,752

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare-Equipment - 2.2%
Boston Scientific Corp. (2)	19,648	$683,947
Fisher Scientific International, Inc. (1) (2)	30,930	1,748,782
Medtronic, Inc.	41,625	2,000,081
Zimmer Holdings, Inc. (1) (2)	20,280	1,654,848

		6,087,658

Healthcare-Facilities - 0.5%
HCA, Inc.	35,000	1,379,700

Healthcare-Managed - 1.0%
Aetna, Inc.	9,491	1,124,778
UnitedHealth Group, Inc. (1)	17,950	1,487,158

		2,611,936

Pharmaceuticals - 6.2%
Abbott Laboratories	52,881	2,218,887
Bristol-Myers Squibb Co.	72,758	1,709,813
Johnson & Johnson	69,497	4,192,059
Merck & Co., Inc.	51,660	1,447,513
Pfizer, Inc.	189,377	5,258,999
Wyeth	53,097	2,116,977

		16,944,248

Total Healthcare		31,409,294

Industrials - 14.0%

Aerospace & Defense - 2.9%
Boeing Co.	42,258	2,263,761
General Dynamics Corp.	18,445	1,998,700
Honeywell International, Inc.	51,511	1,819,884
United Technologies Corp.	20,393	1,989,949

		8,072,294

Airfreight & Logistics - 0.9%
United Parcel Service, Inc. (1)	28,797	2,423,268

Commercial Printing - 0.8%
Donnelley (R.R.) & Sons Co.	62,532	2,169,860

Electrical Component - 0.7%
Emerson Electric Co.	30,161	2,015,358

Industrial Conglomerates - 5.3%
General Electric Co.	307,328	10,867,118
Tyco International Ltd.	105,181	3,572,999

		14,440,117

Machinery Construction & Farm - 0.6%
Caterpillar, Inc.	17,040	1,560,012

Machinery Industrial - 2.0%
Illinois Tool Works, Inc.	17,582	1,656,752
Ingersoll-Rand Co., Class A	24,994	1,860,054
Parker-Hannifin Corp.	25,283	1,891,168

		5,407,974

Description	Shares	Value
Common Stocks (continued)
Industrials (continued)

Railroads - 0.8%
Burlington Northern Santa Fe Corp.	48,000	$2,161,920

Total Industrials		38,250,803

Information Technology - 15.0%

Communications Equipment - 2.9%
Cisco Systems, Inc. (2)	250,080	4,678,997
Motorola, Inc.	95,976	1,848,498
Qualcomm, Inc.	34,030	1,416,329

		7,943,824

Computer Hardware - 2.6%
Dell, Inc. (2)	61,914	2,508,755
IBM Corp.	48,138	4,536,525

		7,045,280

Computer Storage/Peripheral - 1.0%
EMC Corp. (2)	110,502	1,482,937
Lexmark International, Inc. (2)	16,200	1,375,380

		2,858,317

Semiconductors - 2.7%
Analog Devices, Inc.	35,915	1,327,059
Intel Corp.	187,945	4,200,571
Texas Instruments, Inc.	72,411	1,750,898

		7,278,528

Semiconductor Equipment - 0.6%
Applied Materials, Inc. (1) (2)	95,282	1,585,493

Systems Software - 5.2%
Adobe Systems, Inc.	21,220	1,285,083
Microsoft Corp.	329,852	8,843,332
Oracle Corp. (1) (2)	209,178	2,648,193
SAP AG-Sponsored ADR (1)	33,320	1,482,740

		14,259,348

Total Information Technology		40,970,790

Materials - 5.4%

Aluminum - 1.3%
Alcan, Inc.	36,590	1,866,090
Alcoa, Inc.	51,890	1,763,222

		3,629,312

Chemicals-Diversified - 2.0%
Dow Chemical Co.	76,804	3,876,298
Du Pont (E.I.) de Nemours & Co.	37,556	1,702,038

		5,578,336

Forest Products - 0.8%
Weyerhaeuser Co.	300,724	2,027,784

Industrial Gases - 0.7%
Praxair, Inc.	41,148	1,847,545

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Materials (continued)
Paper Products - 0.6%
International Paper Co.	41,173	$1,709,503

Total Materials		14,792,480

Telecommunications - 2.4%

Integrated Telecommunication Services - 2.4%
BellSouth Corp.	48,489	1,300,475
SBC Communications, Inc.	87,847	2,211,109
Verizon Communications	73,022	3,010,697

Total Telecommunications		6,522,281

Utilities - 2.2%

Exchange Traded Index - 2.2%
Utilities Select Sector SPDR	214,000	5,872,160

Total Utilities		5,872,160

Total Common Stocks (identified cost $219,688,008)		271,632,462

U.S. Treasury - 0.1%
United States Treasury Bill	200,000	199,839

12/16/2004 (identified cost $199,868)

Purchased Call Option - (0.1)%
Merck & Co., Inc., 12/18/2004, Strike Price $25.00	(516)	(152,220)

(identified cost $(153,248))

Collateral Pool Investment for Securities on Loan - 8.6%
(See Note 12)
(identified cost $23,577,133)		23,577,133

Repurchase Agreement 0.2%
Agreement with Lehman Brothers, Inc., 2.03% dated 11/30/2004 to be repurchased at $412,832 on 12/1/2004, collateralized by a U.S. Government Agency Obligation with a maturity of 7/15/2020, with a market value of $421,126 (at amortized cost)	$412,809	412,809

Total Investments - 108.2%
(identified cost $243,724,570)		295,670,023

Other Net Assets and Liabilities - (8.2%)		(22,328,799)

Total Net Assets - 100.0%		273,341,224

(See Notes which are an integral part of the Financial Statements)

The schedule of investments as of the date of this report has not been audited. For more information regarding the Marshall Funds, please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Fund may invest in.

Marshall Mid-Cap Value Fund

Portfolio of Investments

November 30, 2004 (UNAUDITED)

Description	Shares	Value
Common Stocks - 87.9%

Consumer Discretionary - 9.6%

Apparel/Accessories - 3.2%
Jones Apparel Group, Inc.	247,000	$8,775,910
Liz Claiborne, Inc.	204,300	8,390,601

		17,166,511

Auto Parts & Equipment - 0.8%
Johnson Controls, Inc.	65,000	3,991,000

Home Furnishings - 0.9%
Furniture Brands International, Inc.	201,000	4,882,290

Household Appliances - 1.5%
Snap-On Tools Corp.	240,700	7,608,527

Leisure Products - 1.4%
Brunswick Corp.	155,000	7,567,100

Publishing & Printing - 0.5%
Scholastic Corp. (2)	83,900	2,763,666

Specialty Stores - 1.3%
Pier 1 Imports, Inc.	385,000	7,022,400

Total Consumer Discretionary		51,001,494

Consumer Staples - 6.5%

Packaged Foods/Meats - 1.4%
Smithfield Foods, Inc. (2)	257,500	7,480,375

Retail-Drugs - 1.8%
CVS Corp. (1)	210,100	9,532,237

Retail-Food - 1.8%
Kroger Co. (1)(2)	236,960	3,834,013
SUPERVALU, Inc.	177,400	5,604,066

		9,438,079

Soft Drinks - 1.5%
Coca-Cola Enterprises, Inc.	380,000	7,904,000

Total Consumer Staples		34,354,691

Energy - 7.4%

Oil & Gas-Drilling - 3.4%
ENSCO International, Inc.	175,000	5,479,250
Noble Corp. (2)	260,200	12,606,690

		18,085,940

Oil & Gas-Exploration and Production - 4.0%
Burlington Resources, Inc.	244,000	11,324,040
Noble Energy, Inc.	158,520	10,111,991

		21,436,031

Total Energy		39,521,971

Description	Shares	Value
Common Stocks (continued)

Financials - 10.3%

Insurance-Life/Health - 3.0%
Jefferson-Pilot Corp.	113,300	$5,573,227
Protective Life Corp.	247,500	10,357,875

		15,931,102

Insurance-Property/Casualty - 3.2%
Ace Ltd.	207,500	8,387,150
SAFECO Corp. (1)	180,080	8,728,478

		17,115,628

Reinsurance - 2.9%
PartnerRe Ltd.	173,000	10,591,060
RenaissanceRe Holding Ltd.	95,150	4,790,802

		15,381,862

Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp. (1)	99,000	6,732,000

Total Financials		55,160,592

Healthcare - 6.1%

Healthcare-Distributors - 2.0%
AmerisourceBergen Corp.	182,800	10,774,232

Healthcare-Services - 1.9%
Apria Healthcare Group, Inc. (1)(2)	330,000	10,121,100

Healthcare-Supplies - 1.4%
Bausch & Lomb, Inc.	123,000	7,242,240

Pharmaceuticals - 0.8%
Barr Pharmaceuticals, Inc. (1)(2)	111,400	4,350,170

Total Healthcare		32,487,742

Industrials - 16.9%

Aerospace & Defense - 1.4%
Northrop Grumman Corp.	127,000	7,153,910

Commercial Printing - 1.8%
Donnelley (R.R.) & Sons Co.	269,850	9,363,795

Electrical Components - 1.7%
Hubbell, Inc., Class B	184,500	8,966,700

Machinery Industrial - 1.5%
Parker-Hannifin Corp.	107,000	8,003,600

Railroads - 1.2%
CSX Corp.	170,000	6,482,100

Services-Diversified Commercials - 3.6%
Adesa, Inc.	510,000	10,179,600
Watson Wyatt & Co. Holdings (1)	345,000	9,197,700

		19,377,300

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Services-Employment - 1.9%
Manpower, Inc.	208,600	$10,089,982

Services-Environmental - 1.0%
Republic Services, Inc.	173,200	5,454,068

Trade Companies & Distribution - 1.2%
Grainger (W.W.), Inc.	104,900	6,489,114

Trucking - 1.6%
Swift Transportation Co. (1)(2)	441,000	8,595,090

Total Industrials		89,975,659

Information Technology - 13.0%

Computer Storage/Peripheral - 1.4%
Imation Corp.	235,000	7,569,350

IT Consulting & Services - 1.5%
ProQuest Co. (1)(2)	295,000	7,979,750

Office Electronics - 1.8%
IKON Office Solutions, Inc.	188,800	2,129,664
Xerox Corp. (1)(2)	498,500	7,637,020

		9,766,684

Services-Data Processing - 6.9%
Bisys Group, Inc. (2)	635,000	10,166,350
Computer Sciences Corp. (1)(2)	138,000	7,465,800
Convergys Corp. (1)(2)	468,000	6,959,160
SunGard Data Systems, Inc. (2)	455,100	12,064,701

		36,656,011

Systems Software - 1.4%
BMC Software, Inc. (1)(2)	405,300	7,530,474

Total Information Technology		69,502,269

Materials - 9.4%

Construction Materials - 1.1%
Martin Marietta Materials	117,100	5,884,275

Diversified Metal/Mining - 2.1%
Arch Coal, Inc.	302,140	11,541,748

Paper Packaging - 2.6%
Packaging Corp. of America	291,130	6,695,990
Smurfit-Stone Container Corp (2)	392,900	7,056,484

		13,752,474

Paper Products - 1.6%
Bowater, Inc.	208,000	8,426,080

Steel - 2.0%
Nucor Corp.	200,000	10,580,000

Total Materials		50,184,577

Description	share or Principal Amount	Value

Common Stocks (continued)

Telecommunication Services - 3.6%

Integrated Telecommunication Services - 3.6%
Alltell Corp.	160,000	$9,070,400
Citizens Communications Co., Class B	710,000	10,153,000

Total Telecommunication Services		19,223,400

Utilities - 5.1%

Electric Utilities - 4.1%
Cinergy Corp. (1)	200,000	8,278,000
TECO Energy, Inc. (1)	357,000	5,340,720
Xcel Energy, Inc. (1)	455,000	8,217,300

		21,836,020

Multi-Utilities - 1.0%
Constellation Energy Group	126,400	5,523,680

Total Utilities		27,359,700

Total Common Stocks
(identified cost $370,163,857)		468,772,095

Mutual Fund - 2.4%
iSHARES Russell Midcap Value (identified cost $12,304,800)	120,000	13,101,600

U.S. Treasury Bill - 0.2%
12/16/2004 (identified cost $1,299,144)	$1,300,000	1,298,952

Collateral Pool Investments for Securities on Loan - 13.6%
(See Note 12)
(identified cost $72,357,434)		72,357,434

Repurchase Agreement - 9.4%
Agreement with Lehman Brothers, Inc. 2.03% dated 11/30/2004 to be repurchased at $50,274,158 on 12/01/2004, collateralized by a U.S. Government Agency Obligation with a maturity of 07/15/2020, with a market value of $51,278,197 (at amortized cost)	$50,271,323	50,271,323

Total Investments - 113.5% (identified cost $506,396,558)		605,801,404

Other Net Assets and Liabilities - (13.5)%		(72,280,253)

Total Net Assets - 100.0%		$533,521,151

(See Notes which are an integral part of the Financial Statements)

The schedule of investments as of the date of this report has not been audited. For more information regarding the Marshall Funds, please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Fund may invest in.

Mid-Cap Growth Fund

Portfolio of Investments

November 30, 2004 (UNAUDITED)

Description	Shares	Value
Common Stocks - 99.6%

Consumer Discretionary - 16.4%

Auto Parts & Equipment - 1.6%
Autoliv, Inc.	70,000	$3,271,800

Department Stores - 2.4%
Kohl’s Corp. (2)	40,000	1,846,400
Penney (J.C) Co., Inc.	75,000	2,895,000

		4,741,400

Home Furnishings - 2.6%
Tempur-Pedic International, Inc. (2)	260,000	5,041,400

Hotel/Resort/Cruise - 4.2%
Hilton Hotels Corp.	110,000	2,272,600
Marriott International, Inc., Class A	40,000	2,274,000
Royal Caribbean Cruises Ltd. (1)	75,000	3,727,500

		8,274,100

Specialty Stores - 5.6%
Bed Bath & Beyond, Inc. (2)	70,000	2,794,960
Michaels Stores, Inc.	85,000	2,323,050
PetSmart, Inc.	85,000	2,912,950
Williams-Sonoma, Inc. (1) (2)	80,000	2,928,800

		10,959,760

Total Consumer Discretionary		32,288,460

Consumer Staples - 1.9%

Food Distributors - 1.9%
United Natural Foods, Inc. (2)	135,000	3,797,550

Total Consumer Staples		3,797,550

Energy - 9.9%

Oil & Gas - Equipment and Services - 1.9%
Oceaneering International, Inc. (2)	95,000	3,648,000

Oil & Gas - Exploration and Production - 6.3%
Chesapeake Energy Corp. (1)	240,000	4,320,000
Denbury Resources, Inc. (2)	155,000	4,487,250
Harvest Natural Resources, Inc. (2)	200,000	3,650,000

		12,457,250

Oil & Gas - Refining/Marketing - 1.7%
Sasol Ltd., ADR	160,000	3,232,000

Total Energy		19,337,250

Financials - 3.9%

Regional Bank - 1.9%
Commerce Bancorp, Inc. (1)	60,000	3,748,200

Thrifts & Mortgage Financial - 2.0%
Doral Financial Corp.	85,000	3,944,000

Total Financials		7,692,200

Description	Shares	Value

Common Stocks (continued)

Healthcare - 22.2%

Biotechnology - 5.1%
Amylin Pharmaceuticals, Inc. (1) (2)	130,000	$2,649,400
Eyetech Pharmaceuticals, Inc. (2)	60,000	2,419,200
Gilead Sciences, Inc. (1) (2)	100,000	3,446,000
OSI Pharmaceuticals, Inc. (2)	35,000	1,665,300

		10,179,900

Healthcare - Equipment - 6.6%
Fisher Scientific International Inc. (2)	65,000	3,675,100
Kinetic Concepts, Inc. (2)	80,000	5,073,600
Varian Medical Services, Inc. (2)	100,000	4,208,000

		12,956,700

Healthcare - Managed Care - 4.6%
Aetna, Inc.	40,000	4,740,400
Centene Corp. (2)	80,000	4,280,000

		9,020,400

Healthcare - Services - 2.4%
Caremark Rx, Inc. (2)	130,000	4,648,800

Healthcare - Supplies - 1.8%
Edwards Lifesciences Corp. (1) (2)	95,000	3,572,950

Pharmaceuticals - 1.7%
Medicis Pharmaceutical Corp., Class A (1)	90,000	3,311,100

Total Healthcare		43,689,850

Industrials - 13.4%

Aerospace & Defense - 2.2%
Precision Castparts Corp.	65,000	4,214,600

Industrial Conglomerates - 2.0%
Textron, Inc.	55,000	3,994,100

Machinery - Construction/Farming - 1.9%
Oshkosh Truck Corp.	60,000	3,769,200

Machinery - Industrial - 2.0%
Pentair, Inc.	100,000	4,002,000

Railroads - 1.5%
Norfolk Southern Corp.	85,000	2,918,050

Services - Diversified/Commercial - 3.8%
ChoicePoint, Inc. (2)	80,000	3,508,000
MSC Industrial Direct Co., Inc. Class A	110,000	3,918,200

		7,426,200

Total Industrials		26,324,150

Description	Shares or Principal Amount	Value
Common Stocks (continued)
Information Technology - 27.9%
Application Software - 5.9%
Amdocs Ltd. (2)	140,000	$3,619,000
Autodesk, Inc.	55,000	3,597,550
Cognos, Inc. (2)	110,000	4,332,900

		11,549,450

Communications Equipment - 5.9%
Comverse Technology, Inc. (2)	205,000	4,360,350
Harris Corp.	55,000	3,640,450
Polycom, Inc. (2)	160,000	3,654,400

		11,655,200

Information Technology Consulting & Services - 2.3%
Cognizant Technology Solutions Corp. (2)	120,000	4,575,600

Services - Data Processing -7.9%
Affiliated Computer Services, Inc., Class A (1) (2)	65,000	3,846,700
Alliance Data Systems Corp. (2)	60,000	2,574,000
Checkfree Corp. (1) (2)	125,000	4,631,250
Global Payments, Inc.	80,000	4,412,800

		15,464,750

Systems Software -1.9%
McAfee, Inc. (1) (2)	125,000	3,612,500

Technology Distribution - 4.0%
CDW Corp.	55,000	3,614,600
VeriSign, Inc. (2)	130,000	4,277,000

		7,891,600

Total Information Technology		54,749,100

Materials - 4.0%
Chemicals - Fertilizers and Agricultural Chemicals - 2.2%
Monsanto Co.	95,000	4,371,900

Chemicals - Specialty - 1.8%
Methanex Corp.	195,000	3,424,200

Total Materials		7,796,100

Utilities - 0.0%
Kinder Morgan Management LLC (2)	0.120	5

Total Utilities		5

Total Common Stocks
(identified cost $163,470,514)		195,674,665

Collateral Pool Investment for Securities on Loan - 20.0%
(See Note 12)
(identified cost $39,458,672)		39,458,672
Repurchase Agreement - 0.5%
Agreement with Lehman Brothers, Inc., 2.03% dated 11/30/2004 to be repurchased at $998,790 on 12/1/2004, collateralized by a U.S. Government Agency Obligation with a maturity of 10/15/2019, with a market value of $1,020,269 (at amortized cost)	$998,733.00	998,733

Total Investments - 120.1%
(identified cost $203,927,919)		236,132,070

Other Net Assets and Liablilties - (20.1)%		(39,579,873)

Total Net Assets - 100.0%		$196,552,197

(See Notes which are an integral part of the Financial Statements)

The schedule of investments as of the date of this report has not been audited. For more information regarding the Marshall Funds, please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Fund may invest in.

Small-Cap Growth Fund

Portfolio of Investments

November 30, 2004 (UNAUDITED)

Description	Shares	Value
Common Stocks - 98.7%

Consumer Discretionary - 12.8%

General Merchandising-1.4%
Tuesday Morning Corp. (1) (2)	65,000	$2,176,850

Home Furnishings-4.2%
Tempur-Pedic International, Inc. (1) (2)	220,000	4,265,800
Yankee Candle, Inc. (1) (2)	75,000	2,284,500

		6,550,300

Movies & Entertainment-2.5%
Imax Corp. (1) (2)	475,000	3,942,500

Recreational Centers-1.9%
Life Time Fitness, Inc. (2)	115,000	2,857,750

Retail Apparel-1.4%
Pacific Sunwear of California (2)	95,000	2,109,950

Specialty Stores-1.4%
PETCO Animal Supplies, Inc. (2)	60,000	2,169,600

Total Consumer Discretionary		19,806,950

Consumer Staples-3.5%

Food Distributors-3.5%
Central European Distribution Corp. (1) (2)	105,000	2,760,450
United Natural Foods, Inc. (2)	95,000	2,672,350

Total Consumer Staples		5,432,800

Energy - 10.8%

Oil & Gas-Exploration and Production-10.8%
Chesapeake Energy Corp. (1)	135,000	2,430,000
Contango Oil & Gas Co. (1) (2)	221,800	1,661,282
Denbury Resources, Inc. (1) (2)	90,000	2,605,500
Gasco Energy, Inc. (1) (2)	875,000	3,368,750
Harvest Natural Resources, Inc. (2)	215,000	3,923,750
MCF Corp. (2)	75,100	121,662
The Exploration Co. of Delware (2)	425,000	2,592,500

Total Energy		16,703,444

Financials - 2.1%

Insurance-Property & Casualty-2.1%
Infinity Property & Casualty	90,000	3,330,000

Total Financials		3,330,000

Healthcare - 23.5%

Biotechnology-2.6%
Amylin Pharmaceuticals, Inc. (1) (2)	90,000	1,834,200
Santarus, Inc. (1) (2)	220,000	2,145,000

		3,979,200

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare-Equipment-2.6%
Animas Corp. (1) (2)	125,000	$2,025,000
Cutera, Inc. (2)	170,000	2,082,500

		4,107,500

Healthcare-Managed Care-2.8%
Centene Corp. (1) (2)	80,000	4,280,000

Healthcare-Services-8.9%
Amedisys, Inc. (2)	95,000	3,127,400
American Healthways, Inc. (1) (2)	95,000	3,168,250
Matria Healthcare, Inc. (1) (2)	60,000	2,100,000
Phase Forward, Inc. (2)	240,000	1,970,400
SFBC International, Inc. (1) (2)	90,000	3,494,700

		13,860,750

Healthcare-Supplies-4.1%
Edwards Lifesciences Corp. (1) (2)	70,000	2,632,700
Immucor, Inc. (2)	115,000	3,697,250

		6,329,950

Pharmaceuticals-2.5%
I-Flow Corp. (2)	100,000	2,053,000
Inhibitex, Inc. (1) (2)	185,000	1,859,250

		3,912,250

Total Healthcare		36,469,650

Industrials - 15.0%

Building Products-1.4%
Jacuzzi Brands, Inc. (2)	230,000	2,148,200

Distributors-3.8%
MSC Industrial Direct Co.	65,000	2,315,300
WESCO International (2)	125,000	3,515,000

		5,830,300

Electronics-2.0%
Identix, Inc. (2)	400,000	3,172,000

Machinery-Construction/Farming-1.8%
Oshkosh Truck Corp.	45,000	2,826,900

Machinery-Industrial-2.8%
Joy Global, Inc.	70,000	2,848,300
Nordson Corp.	40,000	1,522,400

		4,370,700

Services-Diversified/Commercial-3.2%
CB Richard Ellis Services (2)	100,000	2,709,000
Trammell Crow Co. (2)	130,000	2,223,000

		4,932,000

Total Industrials		23,280,100

Description	Shares	Value

Common Stocks (continued)

Information Technology - 27.9%

Application Software-8.3%
Hyperion Solutions Corp. (2)	55,000	$2,464,550
Kronos, Inc. (2)	65,000	3,285,100
RSA Security, Inc. (2)	150,000	3,172,500
Tibco Software, Inc. (2)	345,000	3,967,500

		12,889,650

Communications Equipment-4.5%
Acacia Research Corp. (1) (2)	230,000	1,046,500
Brocade Communications Systems, Inc. (2)	410,000	2,841,300
Polycom, Inc. (2)	135,000	3,083,400

		6,971,200

Computer Storage-2.4%
Avid Technology, Inc. (1) (2)	65,000	3,709,550

Information Consulting Service-4.8%
DiamondCluster Int'l, Inc. (2)	215,000	2,629,450
Navigant Consulting (2)	105,000	2,451,750
Sapient Corp. (2)	300,000	2,373,000

		7,454,200

Services-Data Processing-3.9%
Global Payments, Inc. (1)	60,000	3,309,600
Open Solutions (2)	100,000	2,645,000

		5,954,600

Technology Distribution-4.0%
Anixter International, Inc. (1) (2)	80,000	3,018,400
Ness Technologies, Inc. (1) (2)	240,000	3,252,000

		6,270,400

Total Information Technology		43,249,600

Materials-1.1%

Chemicals-Diversified-1.1%
Aceto Corp.	105,000	1,785,000

Total Materials		1,785,000

Telecommunications-2.0%

Broadcast Telecommunications-0.8%
New Frontier Media, Inc. (2)	155,700	1,259,613

Wireless Telecommunications-1.2%
Novatel Wireless, Inc. (1) (2)	90,000	1,895,400

Total Telecommunications		3,155,013

Utilities-0.0%
Kinder Morgan Management LLC	—	6

Total Common Stocks (Cost $124,724,968)		153,212,563

Warrants - 0.0%
Casino & Gaming - 0.0%
Mikohn Gaming Corp., Warrants (2)	69,985	0

Description	Principal Amount	Value
Collateral Pool Investment for Securities on Loan-25.0%
(See Note 12)
(identified cost $38,744,611)		38,744,611

Repurchase Agreement 0.8%
Agreement with Lehman Brothers, Inc., 2.03% dated 11/30/2004 to be repurchased at $1,271,204 on 12/01/2004, collateralized by a U.S. Government Agency Obligation with a maturity of 07/15/2020, with a market value of $1,298,657 (at amortized cost)	$1,271,132	1,271,132

Total Investments - 124.5% (cost $164,740,711)		193,228,306

Other Net Assets and Liabilities - (24.5%)		(38,004,406)

Total Net Assets - 100.0%		$155,223,900

(See Notes which are an integral part of the Financial Statements.)

The schedule of investments as of the date of this report has not been audited. For more information regarding the Marshall Funds, please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Fund may invest in.

Marshall International Stock Fund

Schedule of Investments

November 30, 2004 (UNAUDITED)

Description	Shares	Value
Common Stocks - 100.0%

Australia - 1.9%
News Corp. Ltd. (1)	537,450	$9,636,519

Belgium - 0.7%
UCB SA	68,800	3,558,948

Brazil - 3.3%
Companhia Siderurgica Nacional SA, ADR	156,500	2,940,635
Petroleo Brasileiro SA, ADR	225,700	8,612,712
Unibanco - Uniao de Bancos Brasileiros SA, GDR	191,600	5,359,052

		16,912,399

Canada - 2.1%
Petro-Canada	54,400	3,110,341
Precision Drilling Corp. (2)	117,434	7,697,799

		10,808,140

China - 2.0%
China Petroleum and Chemical Corp. (Sinopec)	23,252,000	9,943,142

France - 2.4%
Accor SA	88,200	3,759,275
LVMH Moet-Hennessy (1)	64,300	4,573,374
Total SA (1)	17,200	3,766,119

		12,098,768

Germany - 1.5%
Metro AG (1)	98,300	4,945,118
Siemens AG (1)	34,900	2,795,468

		7,740,586

Hong Kong - 4.9%
Cheung Kong (Holdings) Limited	430,000	4,147,643
Esprit Holdings Ltd.	690,000	3,798,084
HSBC HLDGS HK	147,200	2,517,857
Sun Hung Kai Properties	510,000	5,066,877
Swire Pacific Ltd., Class A	840,000	6,751,977
Wharf Holdings Ltd.	699,000	2,490,168

		24,772,606

India - 1.1%
Reliance Industries Ltd., GDR (7)	226,261	5,412,163

Indonesia - 1.9%
PT Telekomunikasi Indonesia	17,001,000	9,445,000

Italy - 0.5%
Eni SpA (1)	108,200	2,659,002

Japan - 28.6%
Credit Saison Co. Ltd.	287,400	9,691,720
Daiwa Securities Group, Inc.	1,741,000	11,911,215
Eisai Co. Ltd.	82,700	2,467,337
Fast Retailing Co. Ltd.	88,900	6,695,578

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
Fuji Television Network, Inc.	1,185	$2,510,496
INPEX CORPORATION	127	638,086
Keyence Corp.	11,300	2,558,698
Kurita Water Industries	164,400	2,286,262
Mitsubishi Estate Co. Ltd.	570,000	6,453,353
Mitsubishi Tokyo Financial Group, Inc.	2,027	19,206,268
NEC Electronics Corp.	110,200	5,012,012
NIDEC CORPORATION	21,700	2,551,701
Nitori Co.	36,300	2,162,478
NTT DoCoMo, Inc.	2,163	3,762,653
Omron Corp.	213,400	4,883,936
Orix Corp.	63,000	8,020,408
SMC Corp.	81,800	9,030,593
Softbank Corp. (1)	72,700	3,589,077
Sumitomo Heavy Industries (2)	1,047,000	3,428,950
Sumitomo Realty & Development Co. Ltd.	433,000	5,331,497
Sumitomo Trust & Banking Co. Ltd.	1,439,000	9,593,333
Suzuki Motor Corp. Ltd.	200,100	3,615,023
Toyota Motor Corp.	237,800	8,920,389
Yamada Denki (1)	273,800	11,760,894

		146,081,957

Korea, Republic of - 1.0%
Daewoo Heavy Industries & Machinery Ltd. (2)	271,770	2,322,422
Shinsegae Department Store Co.	10,440	2,947,296

		5,269,718

Netherlands - 2.4%
IHC Caland NV	42,400	2,594,650
ING Groep NV	258,800	7,122,076
STMicroelectronics NV	124,300	2,498,590

		12,215,316

Norway - 2.5%
Norsk Hydro ASA	98,800	8,081,454
Yara International ASA (2)	349,900	4,494,238

		12,575,692

Spain - 5.6%
Banco Bilbao Vizcaya Argentaria SA	194,900	3,207,779
Banco Santander Central Hispano SA (1)	544,300	6,541,521
Gamesa Corporacion Tecnologica SA	214,200	2,824,900
Gestevision Telecinco SA (2)	193,900	3,665,637
Sogecable SA (1)(2)	30,300	1,285,812
Telefonica SA	637,160	11,198,297

		28,723,946

Sweden - 4.5%
Atlas Copco AB, Class A (1)	132,910	5,856,722
Telefonaktiebolaget LM Ericsson, Class B (1)	5,189,300	17,304,619

		23,161,341

Description	Shares	Value
Common Stocks (continued)

Switzerland - 8.4%
ABB Ltd.	393,700	$2,431,910
Adecco SA	91,600	4,565,131
Credit Suisse Group	248,400	9,687,971
Novartis AG (1)	171,300	8,206,528
Roche Holding AG	34,300	3,611,477
Syngenta AG	62,300	6,586,953
UBS AG	96,300	7,782,074

		42,872,044

Thailand - 2.2%
PTT Public Co. Ltd.	759,000	3,254,370
Siam Cement Co. Ltd.	1,278,716	8,175,477

		11,429,847

United Kingdom - 22.5%
Amvescap PLC	611,200	3,746,664
ARM Holdings PLC	2,536,600	4,993,258
BG Group PLC	1,157,200	8,028,045
BP PLC	640,600	6,537,670
British Sky Broadcasting PLC	525,000	5,596,206
Burberry Group PLC	530,062	4,039,449
Cairn Energy PLC (2)	128,400	3,680,875
EMI Group PLC	1,866,100	8,621,765
GlaxoSmithKline PLC	345,500	7,269,929
Misys PLC	741,900	3,009,455
Next PLC	139,700	4,282,482
iSoft Group PLC	460,900	3,391,269
Rio Tinto PLC	117,200	3,433,717
Smith & Nephew PLC	871,300	8,883,762
Standard Chartered PLC	142,100	2,719,818
Tesco PLC	3,024,743	17,428,924
Vodafone Group PLC	4,660,499	12,647,816
WPP Group PLC	582,400	6,433,451

		114,744,555

Total Common Stocks
(identified cost $436,292,303)		510,061,689

Collateral Pool Investment for Securities on Loan - 12.5%
(See note 12) (identified cost $63,536,638)		63,536,638

Total Investments - 112.5%
(identified cost $499,828,941)		573,598,327

Other Net Assets and Liabilities - (12.5)%		(63,646,848)

Total Net Assets - 100.0%		$509,951,479

(See notes which are an integral part of the Financial Statements)

The schedule of investments as of the date of this report has not been audited. For more information regarding the Marshall Funds, please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Fund may invest in.

Marshall International Stock Fund

Industry Division

November 30, 2004 (UNAUDITED)

Industry	Market Value	% of Total Net Assets
Advertising	$6,433,451	1.3%
Apparel	4,039,449	0.8%
Automobiles	12,535,412	2.5%
Chemicals	16,493,354	3.2%
Commercial Banks	66,615,674	13.1%
Commercial Services	4,565,131	0.9%
Construction Materials	8,175,477	1.6%
Distribtution/Wholesale	3,798,084	0.7%
Diversified Financial Services	33,370,007	6.5%
Diversified Holding Companies	13,815,520	2.7%
Diversified Manufacturing	2,795,468	0.5%
Electronics	7,442,634	1.5%
Energy	2,824,900	0.6%
Engineering & Contruction	2,431,910	0.5%
Environmental Control	2,286,262	0.4%
Food & Staple Retailing	22,374,042	4.4%
Health Care Equipments & Supplies	8,883,762	1.7%
Hotels/Restaurants & Leisure	3,759,275	0.7%
Insurance	7,122,076	1.4%
Internet Software & Service	3,589,077	0.7%
Machinery	23,190,388	4.5%
Media	31,316,434	6.1%
Metal & Mining	6,374,352	1.2%
Oil & Gas	68,604,265	13.5%
Pharmaceuticals	25,114,219	4.9%
Real Estate	20,999,369	4.1%
Semiconductor Equipment & Products	12,503,859	2.5%
Software	6,400,724	1.3%
Specialty Retail	27,848,729	5.5%
Telecommunications	54,358,385	10.7%

Total Common Stocks	510,061,689	100.0%
Investment for Collateral Pool for Securities on Loan	63,536,638	12.5%

Total Investments	573,598,327	112.5%
Other Net Assets & Liabilities	(63,646,848)	(12.5)%

Total Net Assets	$509,951,479	100.0%

(See notes which are an integral part of the Financial Statements)

The schedule of investments as of the date of this report has not been audited. For more information regarding the Marshall Funds, please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Fund may invest in.

Marshall Funds Government Income Fund

Schedule of Investments

November 30, 2004 (UNAUDITED)

Description	Principal Amount	Value

Asset-Backed Securities - 5.6%
Countrywide Alternative Loan Trust, Class 1A2,
3.23%, 6/25/2034 (5)	$3,500,000	$3,466,383
Green Tree Home Equity Loan Trust 1998-B, Class B1,
7.81%, 11/15/2029 (5)	6,000,000	6,016,500
Greenwich Capital Acceptance 1995-BA1, Class A4,
7.15%, 8/10/2020 (5)	10,643,000	10,840,832

Total Asset-Backed Securities (identified cost $20,103,555)		20,323,715

Collateralized Mortgage Obligations - 18.8%
Credit Suisse First Boston Mortgage Securities Corp.,
6.25%, 1/25/2032	626,222	629,505
Federal Home Loan Mortgage Corp.,
2.324%, 8/25/2031, REMIC (Series T-32-A1) (4) (5)	3,192,094	3,207,205
Federal Home Loan Mortgage Corp.,
6.25%, 9/15/2023, REMIC (Series 1666H) (4)	11,261,112	11,602,617
Federal Home Loan Mortgage Corp.,
6.50%, 10/15/2016, REMIC (Series 1702-PK) (5)	9,909,386	10,154,069
Federal National Mortgage Association,
2.444%, 1/15/2031, REMIC (Series 2001-25-FA) (4) (5)	5,262,517	5,270,364
Federal National Mortgage Association,
4.00%, 10/25/2032, REMIC (Series 2003-28-GA) (4) (5)	915,249	901,489
Federal National Mortgage Association,
5.00%, 10/15/2031, REMIC (Series 2543-LN) (5)	6,895,206	6,961,607
Federal National Mortgage Association,
5.00%, 5/15/2033, REMIC (Series 2791-BL) (5)	3,588,764	3,600,514
Government National Mortgage Accociation,
4.50%, 11/16/2028, REMIC (Series 2003-77-TE) (5)	2,500,000	2,509,585
Master Asset Securitization Trust,
5.00%, 3/25/2034 REMIC (Series 2004-3-4A5) (5)	15,215,000	15,058,331
Salomon Brothers Mortgage Securities VII 2003-CDCA A2 FRN,
2.42%, 2/15/2015 (4) (5) (7)	2,318,295	2,319,689
Structured Asset Securities Corporation,
5.25%, 8/25/2033, (Series 2003-21-2A2) (4) (5)	2,647,778	2,580,974
Washington Mutual,
3.53%, 10/25/2033, REMIC (Series 2003-AR10-A3A) (5)	3,500,000	3,488,811

Total Collateralized Mortgage Obligations (identified cost $66,419,676)		68,284,760

Corporate Bonds - 7.8%
American Express Credit Corp.,
2.468%, 10/14/2005 (4) (5)	4,000,000	4,002,348
DaimlerChrysler North America Holding Corp. FRN,
2.75%, 9/26/2005 (4) (5)	4,000,000	4,019,696
Ford Motor Crdit Co.,
7.60%, 8/1/2005 (5)	5,000,000	5,135,560
FPL Group, Inc. FRN,
2.275%, 3/30/2005 (4) (5)	4,000,000	4,002,984
General Motors Acceptance Corp. FRN,
4.23%, 5/19/2005 (4) (5)	4,000,000	4,022,000
HSB Capital I FRN,
2.98%, 7/15/2027 (4)	3,000,000	2,956,344
SLM Corp. FRN,
2.08%, 9/15/2006 (4) (5)	4,000,000	4,012,336

Total Corporate Bonds (identified cost $28,280,450)		28,151,268

Mortgage Backed Securities - 73.4%
Federal Home Loan Mortgage Corp. - 19.2%
5.00%, 8/1/2014 (1)	6,186,053	6,287,523
5.00%, 10/1/2033 (1)	5,293,382	5,244,948
5.50%, 11/1/2018 (1)	7,279,426	7,518,308
6.00%, 12/1/2034 (6)	45,000,000	46,420,290
6.50%, 9/1/2016	584,102	618,422
7.00%, 11/1/2009	506,221	528,391

Description	Principal Amount	Value
Mortgage Backed Securities (continued)

Federal Home Loan Mortgage Corp. (continued)

7.50%, 9/1/2013	$217,815	$235,469
7.50%, 4/1/2024	507,345	547,481
7.50%, 4/1/2027	317,059	340,551
8.00%, 8/1/2030	445,959	484,006
8.50%, 91/2024	257,756	284,029
9.00%, 6/1/2019	508,066	567,719
9.50%, 2/1/2025	432,701	486,717

		69,563,854

Federal National Mortgage Association - 43.7%
5.00%, 5/1/2018	4,056,362	4,117,435
5.00%, 12/1/2019 (6)	16,000,000	16,215,008
5.00%, 12/1/2034 (6)	25,000,000	24,664,050
5.50%, 10/1/2017 (1)	9,285,589	9,594,066
5.50%, 2/1/2033	2,709,680	2,748,662
5.50%, 12/1/2034 (6)	51,000,000	51,589,662
6.00%, 9/1/2013	2,317,742	2,435,458
6.00%, 10/1/2016	1,237,707	1,297,688
6.00%, 12/1/2034 (6)	15,000,000	15,482,820
6.50%, 9/1/2016	1,523,031	1,615,603
6.50%, 9/1/2016	950,740	1,008,527
6.50%, 8/1/2030 (1)	8,641,504	9,087,509
6.50%, 12/1/2031	598,145	628,263
6.50%, 12/1/2034 (6)	6,000,000	6,296,250
7.00%, 12/1/2010 (5)	953,058	993,751
7.00%, 3/1/2029	796,450	846,583
7.00%, 7/1/2029 (5)	2,078,405	2,209,232
7.00%, 2/1/2030 (5)	1,681,225	1,787,051
7.50%, 12/1/2009 (5)	1,880,528	1,989,973
7.50%, 10/1/2030	480,992	515,738
8.00%, 10/1/2028 (5)	2,265,996	2,470,130
8.00%, 4/1/2030	698,374	758,479

		158,351,938

Government National Mortgage Association - 10.5%
5.00%, 6/15/2033 (1)	1,552,663	1,548,476
5.00%, 4/15/2034	3,728,058	3,714,246
5.50%, 9/15/2033 (1)	10,426,349	10,625,013
6.00%, 12/20/2033 (1)	12,450,958	12,881,201
6.50%, 12/15/2029	1,127,860	1,190,890
6.50%, 9/15/2032 (1)	4,158,434	4,386,607
7.00%, 6/15/2029	598,403	637,293
7.00%, 8/15/2031	665,580	708,323
8.50%, 6/15/2010	612,447	656,642
9.00%, 11/15/2009 (5)	1,072,031	1,148,939
9.00%, 1/15/2010	338,568	364,077
9.50%, 10/15/2024	180,137	203,549

		38,065,256

Total Mortgage Backed Securities (identified cost $263,169,062)		265,981,048

U.S. Treasury Notes - 30.3%
1.25%, 5/31/2005 (5)	20,000,000	$19,896,880
1.50%, 2/28/2005 (5)	40,000,000	39,951,600
1.625%, 1/31/2005 (5)	45,000,000	44,978,940
4.25%, 8/15/2014 (1)	5,000,000	4,956,255

Total U.S. Treasury Notes (identified cost $110,056,641)		109,783,675

Total Investments in Securities - 135.9%
(identified cost $488,029,384)		492,524,466

Collateral Pool Investments for Securities on Loan - 1.5%
(See Note 12)
(identified cost $5,180,865)		5,180,865

Description	Principal Amount	Value
Repurchase Agreement - 8.4%
Agreement with Lehman Brothers, Inc., 2.030% dated 11/30/2004 to be repurchased at $30,518,380 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 07/15/2020, with a market value of $29,855,335 (at amortized cost)	$30,516,661	$30,516,661

Total Investments (identified cost $523,726,910) - 145.8%		528,221,992

Other Net Assets less Liabilities - (45.8%)		(165,876,606)

Total Net Assets - 100.0%		$362,345,386

(See Notes with are an integral part of the Financial Statements)

The schedule of investments as of the date of this report has not been audited. For more information regarding the Marshall Funds, please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Fund may invest in.

Intermediate Bond Fund

Portfolio of Investments

November 30, 2004 (UNAUDITED)

Description	Principal Amount	Value

Asset-Backed Securities - 2.1%
Citibank Credit Card Issuance Trust 2002-A1, Class A1
4.95%, 2/9/2009	$6,000,000	$6,197,448
Green Tree Home Equity Loan Trust 1998-B, Class HEB1
7.81%, 11/15/2029	7,000,000	7,019,250

Total Asset-Backed Securities
(identified cost $13,006,358)		13,216,698

Collateralized Mortgage Obligations - 6.6%
Countrywide Alternative Loan Trust 2004-J4, Class 1A2
3.23%, 6/25/2034	5,000,000	4,951,975
Criimi Mae CMBS Corp. 1998-1, Class A3, (Series 144A)
6.306%, 6/20/2030 (7)	2,100,547	2,112,656
CS First Boston Mortgage Securities Corp. 2003-11, Class 1A3
4.50%, 6/25/2033	4,480,000	4,493,149
Federal Home Loan Mortgage Corp., Series 2686, Class MH
5.50%, 7/15/2032	10,000,000	10,074,000
Federal National Mortgage Association, Pass-Thru INT, 15-year,
5.50%, 11/1/2018	15,801,094	16,319,986
Federal National Mortgage Association, Pass-Thru INT, 30-year,
6.50%, 10/1/2031	1,850,609	1,943,793
Federal National Mortgage Association, Pass-Thru INT, 15-year,
7.00%, 12/1/2015	1,276,562	1,354,811
Prudential Home Mortgage Securities 1993-H, Class 2B, (Series 144A)
6.82651%, 9/28/2008 (7)	150,346	150,292

Total Collateralized Mortgage Obligations
(identified cost $41,171,946)		41,400,662

Corporate Bonds & Notes - 54.0%

Automotive & Related - 4.8%
DiamlerChrysler North America Holding Corp., Note, (Series MTND)
2.75%, 9/26/2005 (4) (5)	6,000,000	6,029,544
Ford Motor Credit Co., Global Bond
6.875%, 2/1/2006	5,000,000	5,168,140
General Motors Acceptance Corp., Note
6.875%, 8/28/2012 (1)	5,000,000	5,063,800
General Motors Acceptance Corp., Note, (Series MTN)
4.23%, 5/16/2005	6,000,000	6,033,000
General Motors Acceptance Corp., Note, (Series MTN)
4.375%, 12/10/2007	5,000,000	4,936,960
General Motors Acceptance Corp., Note
6.75%, 1/15/2006	3,000,000	3,091,122

		30,322,566

Banks - 4.4%
Citicorp, Sub. Note, (Series F)
6.375%, 11/15/2008	7,000,000	7,597,772
Citigroup, Inc., Note
3.50%, 2/1/2008 (1)	4,000,000	3,977,004
Citigroup, Inc., Note
5.75%, 5/10/2006	5,000,000	5,179,205
NationsBank Corp., Sub. Note
7.80%, 9/15/2016	2,000,000	2,411,438
UBS Preferred Funding Trust, Bond
8.622%, 10/29/2049	7,000,000	8,421,448

		27,586,867

Beverages & Foods - 3.0%
General Mills, Inc., Note
3.875%, 11/30/2007	5,000,000	5,005,615
Kraft Foods, Inc., Note
5.25%, 6/1/2007	5,000,000	5,180,035
Kroger Co.
8.05%, 2/1/2010	5,000,000	5,805,825
Miller Brewing Co., Note, (Series 144A)
5.50%, 8/15/2013 (1) (7)	3,000,000	3,103,464

		19,094,939

Broadcasting - 0.8%
Univision Communications, Inc., Sr. Note
3.50%, 10/15/2007	5,000,000	4,936,455

Description	Principal Amount	Value

Broker/Dealers - 4.1%
Goldman Sachs Group, Inc., Note
5.00%, 10/1/2014	$3,000,000	$2,956,299
Goldman Sachs Group, Inc., Note, (Series MTNB)
2.85%, 10/27/2006	4,000,000	3,963,920
Lehman Brothers Holdings, Inc., Note
6.25%, 5/15/2006	1,000,000	1,040,984
Merrill Lynch & Co., Note, (Series MTNC)
5.00%, 1/15/2015	5,000,000	4,927,645
Merrill Lynch & Co. Inc., Sr. Note, (Series MTNC)
3.00%, 4/30/2007	7,000,000	6,909,329
Morgan Stanley Group, Inc., Note
3.625%, 4/1/2008	1,000,000	992,709
Morgan Stanley, Sub. Note
4.75%, 4/1/2014	5,000,000	4,830,835

		25,621,721

Computer Services - 0.8%
Computer Associates, Inc., Sr. Note, (Series 144A)
5.625%, 12/1/2014 (7)	5,000,000	4,954,555

Construction Equipment - 0.4%
CRH America, Inc. Note
6.95%, 3/15/2012	2,000,000	2,263,716

Consumer Cyclical - 0.4%
Tyco International Group, Note
5.80%, 8/1/2006	2,500,000	2,596,450

Domestic & International Oil - 1.6%
Enterprise Products Operating LP, Sr. Note, (Series 144A)
5.60%, 10/15/2014 (7)	3,000,000	2,996,295
Occidental Petroleum Corp., Note
4.00%, 11/30/2007	2,500,000	2,515,075
Pancanadian Petroleum Ltd., Bond
6.30%, 11/1/2011	4,000,000	4,365,860

		9,877,230

Electrical Equipment - 0.8%
General Electric Co., Note
5.00%, 2/1/2013 (1)	5,000,000	5,084,305

Energy - 0.3%
Halliburton Co., Note
5.50%, 10/15/2010		2,095,216

Financial Services - 13.5%
Allstate Financial Global, Note, (Series 144A)
7.125%, 9/26/2005 (5) (7)	5,500,000	5,678,321
American Express Credit, Note, (Series MTNB)
2.4675%, 10/14/2005	6,000,000	6,003,522
American General Finance Corp., Note, (Series G)
4.50%, 11/15/2007	5,000,000	5,095,145
American General Finance Corp., Note, (Series G)
5.375%, 10/1/2012	2,500,000	2,571,555
Bunge Ltd. Finance Corp., Note
5.35%, 4/15/2014	2,500,000	2,540,363
Countrywide Home Loan, Company Guarantee, (Series MTNL)
4.00%, 3/22/2011	5,000,000	4,812,605
Countrywide Home Loans, Global Bond
2.875%, 2/15/2007 (1)	5,000,000	4,910,570
Credit Suisse, London, Sub. Note, (Series 144A)
7.90%, 5/29/2049 (7)	5,000,000	5,439,745
General Electric Capital Corp., Note
6.80%, 11/1/2005 (5)	4,000,000	4,138,132
General Electric Capital Corp., Note, (Series A)
6.50%, 12/10/2007	5,000,000	5,388,655

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Financial Services (continued)
Household Finance Corp., Sr. Unsub.
6.40%, 6/17/2008 (1)	$4,000,000	$4,314,088
Household Finance Corp., Note
7.00%, 5/15/2012	3,000,000	3,407,856
MBNA Capital B, Jr. Note, (Series B)
2.96%, 2/1/2027 (4)	3,000,000	2,842,683
National Rural Utilities Cooperative Finance Corp., Collateral Trust
4.375%, 10/1/2010	6,000,000	6,008,250
National Rural Utilities Cooperative Finance Corp., Note
3.00%, 2/15/2006	7,000,000	6,988,184
National Rural Utilities Cooperative Finance Corp., Note
3.875%, 2/15/2008	4,000,000	4,005,556
SLM Corp., Note (Series MTNA)
5.625%, 9/15/2006	5,000,000	5,220,685
SLM Corp., Note (Series MTNA)
5.625%, 4/10/2007	5,000,000	5,015,420

		84,381,335

Healthcare - 0.5%
Amgen Inc., Sr. Note, (Series 144A)
4.85%, 11/18/2014 (7)	3,000,000	2,963,811

Household Product/Wares - 0.8%
Proctor & Gamble Co., Unsub.
6.60%, 12/15/2004 (5)	5,000,000	5,007,260

Insurance - 3.9%
AIG SunAmerica Global Financial, Bond, (Series 144A)
5.85%, 8/1/2008 (7)	7,000,000	7,437,892
HSB Capital I, Company Guarantee, (Series B)
2.98%, 7/15/2027 (4)	4,000,000	3,941,792
Protective Life Corp., Unsecd. Note
4.00%, 4/1/2011	8,000,000	7,746,600
Prudential Funding Corp., Note, (Series 144A)
6.60%, 5/15/2008 (7)	5,000,000	5,407,045

		24,533,329

Leasing - 0.3%
International Lease Finance Corp., Note
4.50%, 5/1/2005	2,000,000	2,023,146

Media - 1.4%
AOL Time Warner, Inc., Note
6.125%, 4/15/2006	4,000,000	4,152,760
Comcast Corp., Company Guarantee
5.50%, 3/15/2011	1,000,000	1,044,007
Comcast Cable Communications, Sr. Note
6.75%, 1/30/2011 (1)	3,000,000	3,331,740

		8,528,507

Publishing - 0.4%
Reed Elsevier Inc., Company Guarantee
6.125%, 8/1/2006	2,500,000	2,601,380

Real Estate - 1.0%
Core Investments, Pass Thru Cert.
4.727%, 11/30/2007	6,000,000	6,134,250

REITS-Diversified - 0.7%
Vornado Realty Trust, Bond
5.625%, 6/15/2007	4,000,000	4,153,000

Services-Diversified Comercials - 1.2%
Cendant Corp., Note
6.25%, 3/15/2010	3,500,000	3,757,519
Interpublic Group of Cos, Inc., Note
6.25%, 11/15/2014	4,000,000	3,974,140

		7,731,659

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Short-Term Business Credit - 0.8%
CIT Group, Inc., Sr. Note
3.65%, 11/23/2007	$5,000,000	$4,972,665

Telecommunications - 6.0%
BellSouth Corp., Bond
6.55%, 6/15/2034	3,000,000	2,979,741
British Telecommunication PLC, Note
7.875%, 12/15/2005	5,000,000	5,237,630
Intelsat, Ltd., Sr. Note
5.25%, 11/1/2008	2,000,000	1,901,644
SBC Communications, Note
5.10%, 9/15/2014	7,000,000	6,950,524
Sprint Capital Corp.
7.125%, 1/30/2006	5,000,000	5,218,675
Telecom Italia Capital, Company Guarantee,
5.25%, 11/15/2013	5,000,000	5,002,675
Telecom Italia Capital, Company Guarantee, (Series 144A)
4.95%, 9/30/2014 (7)	7,000,000	6,776,238
Verizon Global Funding, Note
7.25%, 9/1/2012 (1)	3,000,000	3,500,352

		37,567,479

Transportation - 1.5%
Continental Airlines, Inc., Pass Thru Cert.
6.541%, 9/15/2008	1,822,021	1,625,747
Delta Air Lines, Inc., Equip. Trust, (Series 1993-A2)
10.50%, 4/30/2016	4,000,000	2,284,020
Systems 2001 Asset Trust, Pass Thru Cert., (Series 144A)
6.664%, 9/15/2013 (7)	4,882,619	5,357,332

		9,267,099

Utilities-Electric - 0.6%
FPL Group Capital, Inc., Company Guarantee
2.275%, 3/30/2005 (4)	4,000,000	4,002,984

Total Corporate Bonds & Notes
(identified cost $337,376,374)		338,301,924

Governmment Agencies - 4.2%

Federal Home Loan Bank System - 0.9%
5.43%, 11/17/2008 (1)	5,000,000	5,311,040

Federal National Mortgage Association - 6.4%
5.50%, 2/15/2006	10,000,000	10,300,990
7.00%, 7/15/2005	10,000,000	10,268,350

Total Government Agencies
(identified cost $25,910,438)		25,880,380

Mortgage Backed Securities - 10.3%

Federal Home Loan Mortgage Corp. - 0.2%
7.50%, 2/1/2031	881,637	945,486
7.50%, 6/1/2031	380,986	408,574

Federal National Mortgage Association - 9.8%
5.50%, 12/1/2004 (6)	20,000,000	20,231,240
6.00%, 12/1/2004 (6)	40,000,000	41,287,520

Government National Mortgage Association - 0.3%
7.00%, 3/15/2032	1,533,656	1,631,973

Total Mortgage Backed Securities
(identified cost $63,764,094)		64,504,793

U.S. Treasury Securities - 9.5%

U.S. Treasury Notes - 9.5%
1.625%, 3/31/2005 (5)	30,000,000	29,947,290
1.625%, 4/30/2005 (1)	30,000,000	29,923,830

Total U.S. Treasury Securities (identified cost $60,025,782)		59,871,120

Total Investment In Securities - 86.7%
(identified cost $541,257,992)		543,175,577

Description	Principal Amount	Value
Collateral Pool Investment for Securities on Loan - 6.7%
(See Note 12)
(identified cost $41,631,356)		$41,631,356

Repurchase Agreement - 22.6%
Agreement with Lehman Brothers, Inc., 2.03% dated 11/30/2004 to be repurchased at $141,684,426 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 05/2/2030, with a market value of $144,514,134 (at amortized cost)	$141,676,752	141,676,752

Total Investments - 116.0%
(identified cost $724,563,100)		726,483,685

Other Net Assets and Liabilities - (16.0)%		($100,203,271)

Total Net Assets - 100.0%		626,280,414

(See Notes which are an integral part of the Financial Statements)

The schedule of investments as of the date of this report has not been audited. For more information regarding the Marshall Funds, please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Fund may invest in.

Intermediate Tax-Free Fund

Portfolio of Investments

November 30, 2004 (UNAUDITED)

Description (9)		Principal Amount	Value
Long-Term Municipals - 97.8%

Arizona - 5.2%
	Maricopa County, AZ, School District No. 214 Tolleson Unified High, GO UT
	5.100% (FSA Insurance Corp.)/(Original Issue Yield: 5.099%), 7/1/2010 AAA/Aaa	$1,000,000	$1,099,710
	Maricopa County, AZ, School District No. 28 Kyrene Elementary, (Series A), GO UT Refunding
	5.000% (MBIA Insurance Corp.)/(Original Issue Yield: 4.59%), 7/1/2013 NR/Aaa	1,885,000	2,070,918
	Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue Subordinate Bonds - (Series A)
	5.000% (MBIA Insurance Corp.), 07/1/2015 AAA/Aaa	1,000,000	1,086,350
	Phoenix, AZ, Civic Improvement Corp., Water System Revenue Refunding Jr. Lien Bonds
	5.250% (FGIC)/(Original Issue: 4.69%), 7/1/2016 AAA/Aaa	500,000	562,890

			4,819,868

Arkansas - 2.1%
	Arkansas Development Finance Authority, Revenue Bonds
	5.000% (AMBAC INS)/(Original Issue Yield: 5.055%), 7/1/2020 AAA/Aaa	955,000	979,687
	University of Arkansas, Refunding Revenue Bonds (Series A)
	4.000% (MBIA GO of Brd)/(Original Issue Yield: 2.75%), 11/1/2009 NA/Aaa	1,000,000	1,047,660

			2,027,347

California - 1.2%
	California State, Economic Recovery Bonds (Series B), GO UT
	5.000% (Original Issue Yield: 3.02%), 07/1/2023 (Mandatory Tender 7/01/2008), AA-/Aa3	1,000,000	1,080,400

Colorado - 5.1%
	El Paso County, Co, School District No. 49 Falcon, GO UT
	5.750% (FGIC State Aid Withholding)/(Original Issue Yield: 4.75%), 12/1/2013 AAA/Aaa	1,875,000	2,135,981
	Larimer County, Co, School District No. R-1 Poudre, GO UT
	5.500% (FGIC State Aid Withholding)/(Original Issue Yield: 4.42%), 12/15/2006 AAA/Aaa	2,500,000	2,661,600

			4,797,581

Hawaii - 1.2%
	Hawaii State Airport System, Refunding Revenue Bonds
	5.250% (FGIC)/(Original Issue Yield: 4.77%), 07/1/2011 AAA/Aaa	1,000,000	1,086,090

Illinois - 2.6%
	Kendall, Kane & Will Counties, IL, Community United School District No. 308, GO UT
	5.250% (FSA)/(Original Issue Yield: 4.38%), 10/1/2016, NR/Aaa	1,125,000	1,248,908
	University of Illinois, Auxiliary Facilities System Refunding Revenue Bonds, (Series A)
	5.250%, (AMBAC INS)/(Original Issue Yield: 4.53%), 4/1/2013 AAA/Aaa	1,060,000	1,175,169

			2,424,077

Indiana - 3.9%
	Indianapolis-Marion County, IN, Public Library, GO UT
	5.800%, (Original Issue Yield:5.74%), 7/1/2012 (Prefunded 1/1/2009), AAA/Aa2	1,425,000	1,610,179
	Petersburg, IN, Pollution Control Refunding Revenue Bonds, (Indianapolis Power & Light Co.)
	6.100%, (MBIA Insurance Corp.)/(Original Issue Yield: 6.099%), 1/1/2016 AAA/Aaa	2,000,000	2,040,200

			3,650,379

Iowa - 3.3%
	Iowa Finance Authority, Solid Waste Disposal Revenue Bonds, (Ipsco, Inc.)
	6.000%, (Original Issue Yield 6.000%), 6/1/2027 (Mandatory Tender 6/1/2007) NR	3,000,000	3,060,390

Kansas - 2.9%
	Manhattan, KS, Commercial Development, Refunding Revenue Holiday Inn Sub (Series B)
	11.000%, 07/1/2016 (Escrowed to Maturity), NR/#Aaa	1,000,000	1,627,130

	Sedgwick County, KS, Unified School District No. 259 Wichita, GO UT
	6.000%, (Original Issue Yield 4.640%), 9/1/2008 AA/Aa3	1,000,000	1,117,860

			2,744,990

Kentucky - 3.1%
	Kentucky State Property & Buildings Commission, Revenue Bonds Project No. 65
	6.000% (FSA, Inc.)/(Original Issue Yield: 5.51%), 2/1/2011 (Prerefunded 2/1/2010), AAA/#Aaa	2,565,000	2,934,232

Massachusetts -7.3%
	Commonwealth of Massachusetts, GO Ltd., Consolidated Loan (Series A)
	6.000% (Original Issue Yield: 5.67%), 2/1/2014 (Prerefunded 2/1/2010), AAA/Aa2	2,500,000	2,881,350
	Commonwealth of Massachusetts, GO Ltd., Consolidated Loan (Series E)
	5.500%, (Original Issue Yield: 4.10%), 1/1/2014 (Prerefunded 1/1/2013), AA-/Aa2	3,500,000	3,933,720

			6,815,070

Michigan - 5.6%
	Detroit, MI, City School District, (Series B) GO UT
	5.000% (FGIC Q-SBLF)/(Original Issue Yield: 4.50%), 5/1/2009 AAA/Aaa	3,300,000	3,590,631
	Michigan State Building Authority, Refunding Revenue (Facilities Program Series I)
	5.500% (Original Issue Yield: 4.25%), 10/15/2009 AA/Aa2	1,500,000	1,676,490

			5,267,121

Minnesota - 3.3%
	Minneapolis/St. Paul, MN Metropolitan Airports Commission Airport Revenue Bonds, (Series B)
	5.250% (FGIC)/(Original Issue Yield: 4.07%), 1/1/2006 AAA/Aaa	3,000,000	3,094,590

Nevada - 2.3%
	Clark County, NV, School District, GO Ltd., (Series D) Refunding Bonds
	5.250%, (FGIC)/(Original Issue Yield: 4.48%), 06/15/2014 AAA/Aaa	1,880,000	2,101,069

New Mexico - 4.0%
	New Mexico State Highway Comission, Senior Subordinate Lien Tax Revenue
	6.000% (Original Issue Yield: 5.37%), 6/15/2010 (Prerefunded 6/15/2009), AA+/Aa2	3,325,000	3,768,954

Description (9)		Principal Amount	Value
Long-Term Municipals (continued)

New York - 6.5%
	Oswego County, NY, GO UT
	6.700% (Original Issue Yield: 6.80%), 6/15/2010 (Econ Defeased to Maturity), NR/A3	$1,100,000	$1,284,096
	Oswego County, NY, GO UT
	6.700% (Original Issue Yield: 6.80%), 6/15/2011 (Econ Defeased to Maturity), NR/A3	1,100,000	1,301,157
	White Plains, NY, GO UT, Public Improvement Refunding Bonds (Series B)
	3.000% (Original Issue Yield: 1.45%), 1/15/2005 Aa1	1,245,000	1,246,693
	White Plains, NY, GO UT, Public Improvement Refunding Bonds (Series B)
	3.500% (Original Issue Yield: 2.31%), 1/15/2007 Aa1	1,365,000	1,399,193
	White Plains, NY, GO UT, Public Improvement Refunding Bonds (Series B)
	3.500% (Original Issue Yield: 2.66%), 1/15/2008 Aa1	820,000	843,682

			6,074,821

North Dakota - 5.4%
	Fargo, ND, Health System Revenue Bonds (Meritcare) (Series A)
	5.750% (FSA, Inc.)/(Original Issue Yield: 5.30%), 6/1/2012 AAA/Aaa	2,940,000	3,297,034
	North Dakota State Water Commission, Water Development and Management Program Revenue Bonds (Series A)
	6.000% (MBIA Ins.)/(Original Issue Yield: 5.39%), 8/1/2011 AAA/Aaa	1,545,000	1,756,155

			5,053,189

Ohio - 4.0%
	Ohio State Building Authority, Revenue Refunding Bonds (Series B)
	5.000% (Original Issue Yield: 2.27%), 10/1/2009 AAA/Aaa	2,000,000	2,182,220
	Olentangy, OH, Local School District, Refunding Bonds (Series B), GO UT
	5.500% (FGIC)/(Original Issue Yield: 4.48%), 12/1/2016 AAA/Aaa	1,000,000	1,122,570
	Sidney, OH, Industrial Development, Revenue Bonds (Perfection Bakeries Inc. Project)
	5.400% (Fort Wayne National Corp.LOC)/(Original Issue Yield: 5.399%), 9/15/2005 NR	425,000	435,413

			3,740,203

Oregon - 1.2%
	Salem-Keizer, OR, School District No. 24J, GO UT
	5.375% (FGIC School Bond Guaranty), 6/1/2014 (Prerefunded 6/1/2009), AAA/Aaa	1,000,000	1,110,710

Pennsylvania - 4.9%
	Commonwealth of Pennsylvania, First Series GO UT
	6.000% (Original Isssue Yield: 5.54%), 1/15/2012 (Prerefunded 1/15/2010), AAA/Aa2	4,000,000	4,605,640

Puerto Rico - 1.6%
	Puerto Rico Commonwealth Highway and Transportation Authority, Subordinate Transportation Revenue Bonds
	5.000%, (CIFG-TCRS)/(Original Issue Yield: 3.61%), 7/1/2009 AAA/Aaa	1,335,000	1,456,138

South Carolina -3.1%
	South Carolina State Public Service Authority Revenue Bonds, (Series A)
	5.375% (MBIA Insurance Corp.)/(Original Issue Yield: 4.80%), 1/1/2006 AAA/Aaa	2,835,000	2,932,467

Tennessee - 1.4%
	Putnam County, TN, Refunding GO UT
	5.250% (FGIC)/(Original Issue Yield: 4.53%), 4/1/2013 NR/Aaa	1,200,000	1,339,488

Texas - 3.6%
	Dallas,TX, Waterworks & Sewer System, Refunding Revenue Bonds
	5.500% (Original Issue Yield: 5.22%), 10/1/2014 AA+/Aa2	1,000,000	1,102,900
	Tarrant County, TX, HFDC, Health System Revenue Bonds
	5.75% (Texas Health Resources System Series A)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.05%), 2/15/2009 AAA/Aaa	2,000,000	2,211,320

			3,314,220

Virginia - 4.4%
	Loudoun County, VA, GO UT, Public Improvement Bonds (Series B)
	5.750%, (State Aid Withholding)/(Original Issue Yield: 5.00%), 1/1/2011 AA+/Aaa	2,190,000	2,477,197
	Suffolk, VA, Redevelopment & Housing Authority, Multi Family Housing Revenue Refunding Bonds (Windsor at Potomac Project)
	4.850%, (Fannie Mae - Stanby Liq Fac)/(Original Issue Yield: 4.85%)/(Mandatory Put 07/01/2011), 7/1/2031 NR/Aaa	1,500,000	1,596,255

			4,073,452

Washington - 1.2%
	Port Longview, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds
	6.875% (Original Issue Yield 6.874%)/(Weyerhaeuser Co.), 10/1/2008 BBB/NR	1,000,000	1,104,760

West Virginia -1.3%
	West Virginia State Hospital Finance Authority, Hospital Revenue (Series B) (Oak Hill Hospital Inc.)
	6.750% (Original Issue Yield: 6.95%), 9/1/2030, (Prerefunded 9/1/2010), AAA/Aaa	1,000,000	1,198,450

Wisconsin - 6.1%
	Cedarburg, WI, School District, Refunding GO UT, (Series B),
	5.375%, (Financial Security Assurance, Inc.)/(Original Issue Yield: 4.93%), 3/1/2015 (Prerefunded 3/1/2011), NR/Aaa	895,000	1,004,879
	Cedarburg, WI, School District, Refunding GO UT, (Series B),
	5.375%, (Finanacial Security Assurance, Inc.)/(Original Issue Yield: 5.00%), 3/1/2016 (Prerefunded 3/1/2011), NR/Aaa	940,000	1,055,404
	Kenosha County, WI, Refunding GO UT, (Series A)
	5.000% (FGIC)/(Original Issue Yield: 4.50%), 3/1/2013 AAA/Aaa	1,535,000	1,632,258
	Wisconsin State, GO UT, (Series C)
	6.000% (Original Issue Yield 5.750%), 5/1/2014 (Prerefunded 05/1/10) AA-/Aa3	1,750,000	2,004,730

			5,697,271

Total Long-Term Municipals
	(identified cost $86,565,894)		91,372,964

Description (9)	Principal Amount	Value
Mutual Funds -.8%
Federated Tax - Free Obligations Fund	$39,178	$39,178
Fidelity Tax Exempt Money Market	741,714	741,714

Total Mutual Funds
(identified cost $780,892)		780,892

Total Investments - 98.6%
(identified cost $87,346,786) (10)		92,153,856

Other Net Assets and Liabilites - Net - 1.4%		1,329,745

Total Net Assets - 100.0%		$93,483,601

(See Notes which are an integral part of the Financial Statements)

The schedule of investments as of the date of this report has not been audited. For more information regarding the Marshall Funds, please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Fund may invest in.

Short-Term Income Fund

Portfolio of Investments

November 30, 2004 (UNAUDITED)

Description	Principal Amount	Value
Asset-Backed Securities - 11.1%
BMW Vehicle Owner Trust 2003-A,
Class A3, 1.94%, 2/25/2007	$957,885	$954,915
Capital Auto Receivables Trust 2004-1, Class A4,
Class A, 2.64%, 11/17/2008	1,000,000	981,170
Capital Auto Receivables Asset Trust 2003-2,
Class A3A, 1.44%, 2/15/2007	1,068,871	1,061,754
CNH Equipment Trust 2003-A,
Class A3B, 1.89%, 7/16/2007	1,275,000	1,269,322
Core Investment Grade Bond
4.727%, 11/30/2007	1,700,000	1,738,037
DaimlerChrysler Auto Trust 2004-B,
Class A3, 3.18%, 9/8/2008	1,000,000	999,982
Honda Auto Receivables Owner Trust 2001-3, Class A4
3.96%, 2/19/2007	557,224	558,066
Honda Auto Receivables Owner Trust 2003-1, Class A3
1.92%, 11/20/2006	1,019,936	1,017,689
Household Automotive Trust 2002-3, Class A3A
2.75%, 6/18/2007	662,419	663,243
Household Automotive Trust 2003-1, Class A3
1.73%, 12/17/2007	1,100,000	1,094,198
John Deere Owner Trust 2001-A, Class A3
1.79%, 4/15/2007	1,425,000	1,415,534
Long Beach Acceptance Auto Receivables Trust 2003-A, Class A3
2.021%, 7/15/2007	1,485,832	1,482,308
Pegasus Aviation Lease Securitization 1999-1A, Class A1, (Series 144A)
6.30%, 3/25/2029 (7)	750,654	345,770
Residential Asset Mortgage Products, Inc. 2004-RS2, Series RS2,
3.35%, 8/25/2029	1,500,000	1,476,968
USAA Auto Owner Trust 2004-2, Class A3,
3.03%, 6/16/2008	1,750,000	1,745,233
WFS Financial Owner Trust 2004-1, Class A4,
2.81%, 8/22/2011	1,150,000	1,128,929

Total Asset-Backed Securities (identified cost $18,394,102)		17,933,118

Collateralized Mortgage Obligations - 24.0%
Government National Mortgage Association - 3.0%
2.866%, Series 0348, Class AB, 2/16/2020	878,451	859,193
3.2062%, Series 2003-72, Class A, 4/16/2018 (1)	1,805,996	1,779,281
3.3126%, Series 2002-83, Class A, 4/16/2017	1,301,994	1,290,384
3.59%, Series 2004-78, Class A, 11/16/2017	991,974	981,564

		4,910,422

Federal Home Loan Mortgage Corporation - 1.2%
3.15%, Class A3, 5/15/2010	2,000,000	1,938,846

Other Financial - 19.8%
CS First Boston Mortgage Securities Corp. 2004-C1, Class A1,
2.254%, 1/15/2037	1,717,145	1,682,060
CS First Boston Mortgage Securities Corp. 2003-11, Class 1A3,
4.50%, 6/25/2033	1,000,000	1,002,935
Countrywide Alternative Loan Trust 2004-J9, Class 1A2,
4.586%, 11/25/2034	2,400,000	2,378,250
Deutsche Mortgage Securities, Inc. 2004-2, Class A2,
3.08%, 1/25/2034	1,500,000	1,490,157
Green Tree Home Equity Loan Trust 1998-B, Class B1
7.81%, 11/15/2029	3,000,000	3,008,250
GSR Mortgage Loan Trust 2004-12, Class 3A3,
4.60%, 12/25/2034	1,600,000	1,602,187
Impac Secured Assets Common Owner Trust 2004-2, Class A3,
4.995%, 8/25/2034	1,200,000	1,194,920

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Other Financial (continued)
JP Morgan Chase Commercial Mortgage Securities, Class A1,
3.053%, 1/15/2038	$2,296,515	$2,255,185
LB-UBS Commercial Mortgage Trust 2004-C1, Class A1,
2.964%, 1/15/2029	1,463,783	1,432,404
Master Adjustable Rate Mortgages Trust 2004-13, Class 3A4,
3.787%, 11/21/2034	1,900,000	1,868,531
Morgan Stanley Capital, Inc., 2003-IQ6, Class A1,
2.80%, 12/15/2041	1,479,456	1,460,072
Wachovia Bank Commercial Mortgage Trust, Class A1
3.065%, 2/15/2041	1,696,959	1,660,218
Wachovia Bank Commercial Mortgage Trust, Class A1
3.291%, 12/15/2035	2,241,430	2,212,323
Washington Mutual 2003-AR5, Class A4,
3.641%, 6/25/2033	1,664,507	1,663,725
Washington Mutual 2004-AR7, Class A4,
3.9593%, 7/25/2034	3,000,000	2,948,406
Washington Mutual 2002-R10, Class A6,
4.816%, 10/25/2032	489,149	490,908
Wells Fargo Mortgage Backed Securities 2004-N, Class A2,
3.599%, 8/25/2034	2,000,000	1,994,482
Wells Fargo Mortgage Backed Securities 2004-W, Class A4,
4.6345%, 11/25/2034	1,600,000	1,603,786

		31,948,799

Total Collateralized Mortgage Obligations (identified cost $39,235,994)		38,798,067

Mortgage Backed Pass-Through Securities - 1.5%
Federal Home Loan Mortgage Corporation - 0.1%
9.00%, 7/01/2014	52,566	52,606
11.00%, 8/1/2019	142,925	157,922

		210,528

Federal National Mortgage Association - 1.3%
7.00%, 12/01/2015	344,761	365,894
7.50%, 9/01/2015	381,259	405,329
8.00%, 8/01/2007	889	891
8.00%, 5/01/2008	106,858	110,372
9.00%, 7/01/2009	70,457	76,204
9.50%, 12/01/2024	89,067	100,539
9.50%, 1/01/2025	126,638	142,950
9.50%, 1/01/2025	188,835	213,158
9.50%, 1/01/2025	193,737	218,971
10.00%, 7/01/2020	106,987	119,605
10.50%, 1/01/2022	26,276	29,602
11.00%, 12/01/2015	308,705	345,070

		2,128,585

Government National Mortgage Association - 0.1%
9.00%, 12/15/2019	114,789	128,907

Total Mortgage Backed Pass-Through Securities (identified cost $2,402,600)		2,468,020

Corporate Bonds & Notes - 43.0%
Automotive & Related - 0.7%
DaimlerChrysler North America Holding Corp.,
3.40%, 12/15/2004	1,200,000	1,200,134

Banks - 3.4%
Bank of New York Co, Inc., Note,
2.20%, 5/12/2006	1,100,000	1,084,887
J.P. Morgan Chase & Co., Note,
4.00%, 2/01/2008	1,200,000	1,206,252
Union Planters Bank, Note,
5.125%, 6/15/2007	1,500,000	1,563,981
Wachovia Corp, Note,
4.95%, 11/01/2006	1,600,000	1,648,293

		5,503,413

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)
Broadcasting - 1.0%
Clear Channel Communications, Inc.
6.00%, 11/01/2006 (1)	$1,500,000	$1,561,851

Brokers/Dealers - 4.0%
Credit Suisse First Boston USA, Inc., Note,
5.875%, 8/01/2006	1,220,000	1,271,141
Goldman Sachs Group, Inc., Note, Series MTNB,
2.85%, 10/27/06	1,900,000	1,882,862
Merrill Lynch & Co., Inc., Sr. Note, Series MTNC,
3.00%, 4/30/2007	2,000,000	1,974,094
Morgan Stanley Group, Inc., Note
7.75%, 6/15/2005	450,000	462,084
Morgan Stanley, Unsub.,
6.10%, 4/15/2006	810,000	841,681

		6,431,862

Computer Services - 0.9%
IBM Corp., Unsecd. Note,
2.375%, 11/01/2006	1,500,000	1,478,781

Construction Equipment - 0.8%
Catepillar Financial Services Corp., Note, Series MTNF
2.35%, 9/15/2006	1,300,000	1,277,752

Drugs - 0.7%
Pfizer, Inc., Note,
2.50%, 3/15/2007	1,200,000	1,177,964

Electric - 2.7%
Alabama Power Co
2.80%, 12/01/2006	1,250,000	1,235,131
Dominion Resources, Inc., Note
2.80%, 2/15/2005	1,350,000	1,350,940
FPL Group, Inc., Company Gurantee
7.625%, 9/15/2006	1,600,000	1,716,122

		4,302,193

Energy - 1.6%
Marathon Oil Corp., Note,
5.375%, 6/01/2007	1,500,000	1,558,805
MidAmerican Energy Holdings, Sr. Note,
7.63%, 10/15/2007	1,000,000	1,096,956

		2,655,761

Entertainment - 1.8%
AOL Time Warner, Inc., Note,
6.125%, 4/15/2006	1,610,000	1,671,486
Walt Disney Co.
7.30%, 2/8/2005	1,310,000	1,321,476

		2,992,962

Financial Services - 3.1%
Allstate Financial Global, Note, (Series 144A)
7.125%, 9/26/2005 (7)	750,000	774,317
Cendant Corp., Unsecd. Note
6.875%, 8/15/2006	1,550,000	1,636,006
MBNA Corp.
6.25%, 1/17/2007	1,290,000	1,358,122
National City Bank, Indiana, Note
2.375%, 8/15/2006	1,275,000	1,256,731

		5,025,176

Forest Products & Paper - 0.3%
Reed Elsevier, Inc., Company Gurantee
6.125%, 8/01/2006	490,000	509,870

Industrial Services - 2.7%
Dayton-Hudson Corp., Note
7.50%, 7/15/2006	1,700,000	1,812,149
FedEx Corp., Note,
2.65%, 4/01/2007	2,200,000	2,153,441
Tyco International Group, Note,
5.80%, 8/01/2006	410,000	425,818

		4,391,408

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)
Insurance - 2.2%
HSB Capital I, Company Guarantee,
2.98%, 7/15/2027	2,430,000	2,394,639
MGIC Investment Corp., Sr. Note,
6.00%, 3/15/2007	1,100,000	1,157,138

		3,551,777

Leasing - 2.2%
General Electric Capital Corp.,
5.35%, 3/30/2006	1,000,000	1,028,807
General Electric Capital Corp., Note
5.00%, 6/15/2007	1,000,000	1,035,516
International Lease Finance Corp., Note, Series MTNP,
3.125%, 5/3/2007	1,500,000	1,479,720

		3,544,043

Media - 2.2%
Cox Communications Inc
7.75%, 8/15/2006	1,500,000	1,599,059
Gannett Co., Inc., Note
4.95%, 4/1/2005	955,000	961,892
Liberty Media Corp., Note,
3.50%, 9/25/2006 (1)	1,050,000	1,045,005

		3,605,956

Other Financial - 1.4%
American Express Co.
3.75%, 11/20/2007	1,000,000	1,001,323
National Rural Utilities Cooperative Finance Corp., Note,
3.00%, 2/15/2006	1,200,000	1,197,974

		2,199,297

Papers - 0.2%
Weyerhaeuser Co., Note,
5.50%, 3/15/2005	303,000	305,308

Personal Credit - 4.3%
American General Finance Corp., Note, Series G,
4.500%, 11/15/2007	1,100,000	1,120,932
Ford Motor Credit Co.,
7.60%, 8/1/2005	780,000	801,147
Ford Motor Credit Co., Note,
6.125%, 1/9/2006	1,100,000	1,129,605
General Motors Acceptance Corp., Note
4.50%, 7/15/2006	2,600,000	2,609,903
Household Finance Corp., Note,
8.00%, 5/09/2005	1,200,000	1,227,956

		6,889,543

Real Estate - 3.9%
Duke Realty Corp., Note,
3.35%, 1/15/2008	1,500,000	1,467,900
ERP Operating LP, Note,
6.63%, 4/13/2015	1,400,000	1,419,163
Kimco Realty Corp., Note, Series MTN,
7.46%, 5/29/2007	1,700,000	1,858,238
Vornado Realty Trust, Bond,
5.625%, 6/15/2007	1,500,000	1,557,375

		6,302,676

Short-Term Business - 0.8%
CIT Group, Inc., Sr. Note,
4.125%, 2/21/2006	1,275,000	1,288,769

Telecommunications - 2.1%
British Telecommunication PLC, Note
7.875%, 12/15/2005	570,000	597,090
France Telecommunications, Note
8.70%, 3/01/2006	570,000	601,136
Tele-Communications, Inc., Note
6.58%, 2/15/2005	1,350,000	1,365,381
Verizon Global Funding, Note
6.75%, 12/01/2005	810,000	839,605

		3,403,212

Total Corporate Bonds & Notes (identfied cost $70,981,738)		69,599,708

Description	Principal Amount	Value
Government Agencies - 9.7%
Federal National Mortgage Association, Note,
3.00%, 11/22/2006	$3,500,000	$3,485,825
Federal National Mortgage Association, Note,
4.25%, 6/15/2005 (1)	5,000,000	5,046,950
Federal National Mortgage Association, Note,
4.375%, 10/15/2006 (1)	2,000,000	2,043,712
Federal National Mortgage Association, Note,
5.50%, 2/15/2006 (1)	5,000,000	5,150,495

Total Government Agencies (identified cost $15,947,921)		15,726,982

U.S. Treasury Notes - 1.2%
United States Treasury
2.75%, 8/15/2007 (1)
(identified cost $1,995,625)	2,000,000	1,976,954

Total Investments in Securities - 90.5%
(identified cost $148,957,980)		146,502,849

Collateral Pool Investment for Securities on Loan - 11.6%
(See Note 12)
(identified cost $18,734,849)		18,734,849

Repurchase Agreements - 9.0%
Agreement with Lehman Brothers, Inc., 2.03%, dated 11/30/2004, to be repurchased at $14,545,011 on 12/01/2004, collateralized by a U.S. Government Agency Obligation with a maturity of 7/15/2020, with a market value of $14,836,436 (at amortized cost)	14,544,191	14,544,191

Total Investments - 111.1%
(identified cost $182,237,020)		179,781,889

Other Net Assets and Liabilities - (11.1)%		(17,987,652)

Total Net Assets - 100.0%		$161,794,237

(See Notes which are an integral part of the Financial Statements)

The schedule of investments as of the date of this report has not been audited. For more information regarding the Marshall Funds, please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Fund may invest in.

Government Money Market

Portfolio of Investments

November 30, 2004 (UNAUDITED)

Description	Principal Amount	Value
Government Agencies - 73.1%

Federal Home Loan Bank - 47.0%
Federal Home Loan Bank,
1.840%, 3/21/2005	$40,000,000	$40,002,152
Federal Home Loan Bank,
2.250%, 6/23/2005	1,000,000	999,448
Federal Home Loan Bank,
2.375%, 11/1/2005	2,000,000	1,997,918
Federal Home Loan Bank,
2.256%, 8/26/2005	21,600,000	21,589,309
Federal Home Loan Bank,
1.750%, 8/15/2005	4,220,000	4,204,904
Federal Home Loan Bank,
3.000%, 8/15/2005	3,000,000	3,016,278

		71,810,009

Federal National Mortgage Association - 26.1%
Federal National Mortgage Association, 1.91625%, 7/6/2005	40,000,000	39,992,343

Total Government Agencies		111,802,352

Repurchase Agreements - 26.9%
Agreement with Deutsche Bank Alex Brown, Inc., 2.04%, dated 11/30/2004, to be repurchased at $15,000,850 on 12/01/2004, collateralized by a U.S. Government Agency Obligation with a maturity of 12/17/2007, with a market value of $15,270,561 (at amortized cost)	15,000,000	15,000,000
Agreement with Morgan Stanley & Co., Inc., 2.05%, dated 11/30/2004, to be repurchased at $15,000,854 on 12/01/2004, collateralized by Corporate Bonds with various maturities to 7/16/2018, with a market value of $15,305,680 (at amortized cost)	15,000,000	15,000,000
Agreement with State Street Bank & Trust Co., Inc., 1.94%, dated 11/30/2004, to be repurchased at $11,058,461 on 12/01/2004, collateralized by a U.S. Government Agency Obligation with a maturity of 9/15/2005, with a market value of $11,210,000 (at amortized cost)	11,057,865	11,057,865

Total Repurchase Agreements		41,057,865

Total Investments - 100.0%
(at amortized cost)		152,860,217

Other Net Assets and Liabilities - 0.0%		23,797

Total Net Assets - 100%		$152,884,014

(See Notes which are an integral part of the Financial Statements)

The schedule of investments as of the date of this report has not been audited. For more information regarding the Marshall Funds, please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Fund may invest in.

Money Market Fund

Portfolio of Investments

November 30, 2004 (UNAUDITED)

Description	Principal Amount	Value
Certificate of Deposit - 2.9%
Banks - 2.9%
Washington Mutual, Inc.,
1.71%, 12/13/2004	$50,000,000	$50,000,000
Washington Mutual, Inc.,
1.71%, 12/14/2004	50,000,000	50,000,000

Total Certificate of Deposit		100,000,000

Commercial Paper - 23.1%
Asset-Backed - 16.2%
Atlantis One Funding Corp., 144A
2.00%, 3/01/2005 (7) (8)	25,000,000	24,875,000
Atlantis One Funding Corp., 144A
2.22%, 2/15/2005 (7) (8)	18,990,000	18,901,000
Atlantis One Funding Corp., 144A
2.38%, 4/20/2005 (7) (8)	25,000,000	24,768,611
Concord Minutemen,
2.01%, 1/12/2005	50,261,000	50,143,138
Crown Point Capital Co., 144A
1.935%, 2/03/2005 (7) (8)	50,000,000	49,808,889
Lexington Parker,
2.22%, 2/08/2005	50,000,000	49,787,250
Lexington Parker,
2.23%, 1/19/2005	30,000,000	29,908,942
Liquid Funding Ltd., 144A,
1.75%, 3/01/2005 (7) (8)	50,000,000	50,000,000
Liquid Funding Ltd., 144A,
2.06%, 2/03/2005 (7) (8)	50,000,000	49,816,889
Scaldis Capital Ltd., 144A,
2.00%, 3/02/2005 (7) (8)	29,660,000	29,510,052
Scaldis Capital Ltd., 144A,
2.25%, 2/14/2005 (7) (8)	30,178,000	30,036,020
Tannehill Capital Co., 144A
1.92%, 2/22/2005 (7) (8)	25,000,000	24,889,333
Tannehill Capital Co., 144A
2.14%, 3/21/2005 (7) (8)	28,478,000	28,289,341
World Omni Vehicle Leasing, Inc., 144A
2.08%, 12/15/2004 (7) (8)	100,000,000	99,919,111

		560,653,576

Broker/Dealers - 0.7%
Goldman Sachs Group, Inc., 144A
2.10%, 7/29/2005 (7) (8)	25,000,000	25,000,000

Foreign Banks - 4.0%
Britiannia Building Society,
2.26%, 2/15/2005	28,899,000	28,761,120
Depfa-Bank PLC, 144A
1.86%, 12/15/2005 (7) (8)	50,000,000	50,000,000
HBOS Treasury Services, PLC, 144A
1.72%, 12/09/2004 (7) (8)	50,000,000	49,980,889
HBOS Treasury Services, PLC, 144A
2.25%, 2/17/2005 (7) (8)	10,000,000	9,951,250

		138,693,259

Telecommunications - 2.2%
Verizon Global Funding, 144A
1.99%, 10/14/2005 (7) (8)	75,000,000	75,000,000

Total Commercial Paper		799,346,835

Corporate Bonds - 2.6%
Automotive - 1.3%
BMW US Capital LLC, 144A,
2.051%, 6/24/2005 (7) (8)	20,000,000	20,013,425
BMW US Capital LLC, 144A,
4.231%, 6/07/2005 (7) (8)	25,000,000	25,259,611

		45,273,036

Description	Principal Amount	Value
Banks - 0.6%
Wells Fargo & Co.,
7.25%, 8/24/2005	$17,995,000	$18,842,924

Student Loans - 0.7%
SLM Corporate, (Series MTNA),
2.496%, 7/01/2005	25,000,000	25,031,059

Total Corporate Bonds		89,147,019

Government Agencies - 6.5%
Federal Home Loan Bank Systems - 2.2%
Federal Home Loan Bank System,
1.35%, 4/15/2005	25,000,000	25,000,000
Federal Home Loan Bank System,
1.375%, 5/02/2005	25,000,000	25,000,000
Federal Home Loan Bank System,
1.40%, 3/29/2005	25,000,000	25,000,000

		75,000,000

Federal Home Loan Mortgage Corporation - 0.7%
Federal Home Loan Mortgage Corp.,
1.50%, 2/14/2005	25,000,000	25,000,000

Federal National Mortgage Association - 3.6%
Federal National Mortgage Association,
1.55%, 5/04/2005	25,000,000	25,000,000
Federal National Mortgage Association,
1.61%, 5/13/2005	10,000,000	10,000,000
Federal National Mortgage Association,
1.65%, 5/16/2005	15,000,000	15,000,000
Federal National Mortgage Association,
2.019%, 1/28/2005	75,000,000	74,995,822

		124,995,822

Total Government Agencies		224,995,822

Notes - Variable - 53.4%
Banks - 2.5%
J.P. Morgan Chase & Co.,
2.00%, 1/01/2020	20,000,000	20,000,000
J.P. Morgan Chase & Co., (Series MTN1),
2.61%, 2/24/2005	33,000,000	33,019,564
SMM Trust, (Series 2003-M), 144A,
1.88%, 12/15/2004 (7) (8)	11,000,000	11,000,000
SMM Trust, (Series 2004-H), 144A,
1.93%, 9/23/2005 (7) (8)	22,000,000	22,000,000

		86,019,564

Broker/Dealers - 14.5%
Bank of America, 144A
2.41%, 12/31/2004 (7) (8)	100,000,000	100,000,000
Bear Stearns Master Note, 144A
2.40%, 2/28/2005 (7) (8)	100,000,000	100,000,000
Credit Suisse First Boston USA, Inc., (Series YCD),
2.075%, 7/08/2005	65,000,000	65,023,508
Credit Suisse First Boston USA, Inc., (Series YCD),
2.10%, 7/21/2005	20,000,000	20,005,541
Credit Suisse First Boston USA, Inc.,
2.15%, 12/03/2004	15,000,000	15,000,270
First Clearing, LLC,
2.16%, 6/06/2005	50,000,000	50,000,000
Goldman Sachs Group, Inc., 144A, (Series MTN),
2.03%, 11/14/2005 (7) (8)	75,000,000	75,056,118
Merrill Lynch & Co., Inc., (Series MTN5),
2.237%, 1/11/2006	20,000,000	20,000,000
Merrill Lynch & Co., Inc., (Series MTNB),
2.82%, 9/21/2005	56,000,000	56,148,268

		501,233,705

Foreign Banks - 4.8%
HBOS Treasury Services, PLC, 144A, (Series MTN),
1.893%, 6/10/2005 (7) (8)	10,000,000	10,004,256
HBOS Treasury Services, PLC, 144A, (Series MTN),
2.389%, 12/20/2005 (7) (8)	30,000,000	30,000,000
Northern Rock PLC, 144A,
1.83%, 8/08/2005 (7) (8)	50,000,000	50,000,000
Northern Rock PLC, 144A,
2.083%, 7/13/2005 (7) (8)	25,550,000	25,555,784
Spintab-Swedmortgage AB,
2.11%, 7/27/2005	50,500,000	50,507,060

		166,067,100

Industrial Services - 2.9%
Catepillar Financial Services Corp., (Series MTNF),
2.18%, 7/09/2005	75,000,000	75,000,000
Catepillar Financial Services Corp., (Series MTNF),
2.35%, 8/15/2005	25,000,000	25,016,969

		100,016,969

Insurance - 13.6%
AIG SunAmerica Institutional Funding II, (Series EMTN),
2.014%, 9/14/2005	45,000,000	45,054,153
GE Life and Annuity Assurance Co., 144A
2.139%, 4/20/2005 (7)	75,000,000	75,000,000

Description	Principal Amount	Value
Jackson National Life Insurance Co., 144A,
2.04%, 3/11/2005 (7) (8)	$60,000,000	$60,032,299
Jackson National Life Insurance Co., 144A,
2.14%, 5/20/2005 (7) (8)	40,000,000	40,000,000
Metropolitan Life Insurance Co., 144A,
2.461%, 6/01/2005 (7)	65,000,000	65,000,000
Metropolitan Life Insurance Co., 144A,
2.461%, 8/26/2005 (7) (8)	35,000,000	35,027,828
Monumental Life Insurance Co., 144A,
2.07%, 10/14/2005 (7)	10,000,000	10,000,000
Monumental Life Insurance Co., 144A,
2.076%, 4/01/2005 (7)	25,000,000	25,000,000
Monumental Life Insurance Co., 144A,
2.37%, 11/01/2005 (7)	40,000,000	40,000,000
Monumental Life Insurance Co., 144A,
2.401%, 2/11/2005 (7) (8)	25,000,000	25,005,735
Travelers Insurance Co., 144A
2.22%, 2/01/2005 (7)	50,000,000	50,000,000

		470,120,015

Leasing - 1.9%
International Lease Finance Corp.,
3.303%, 1/13/2005	65,500,000	65,598,181

Mortgage Banking - 2.9%
Countrywide Home Loans, (Series MTNM),
2.419%, 5/20/2005	25,000,000	25,000,000
Countrywide Home Loans, (Series MTNM),
2.471%, 8/26/2005	18,350,000	18,347,596
Countrywide Home Loans, (Series MTNK),
2.889%, 5/20/2005	56,000,000	56,123,991

		99,471,587

Personal Credit - 4.4%
American Honda Finance Corp., 144A, (Series MTN),
1.92%, 9/08/2005 (7) (8)	30,000,000	30,018,863
American Honda Finance Corp., 144A, (Series MTN1),
2.01%, 10/12/2005 (7) (8)	40,000,000	40,000,000
American Honda Finance Corp., 144A, (Series MTN),
2.149%, 10/20/2005 (7) (8)	25,000,000	25,022,574
Associates First Capital Corp.,
2.05%, 6/27/2005	50,000,000	50,000,000
Household Financial Corp.,
8.00%, 5/09/2005	6,200,000	6,347,144

		151,388,581

Short-Term Business Credit - 1.7%
Citi Group, Inc., (Series MTN),
2.56%, 2/14/2005	25,000,000	25,012,566
Citi Group, Inc., (Series MTN),
3.63%, 1/31/2005	35,000,000	35,074,593

		60,087,159

Student Loans - 1.6%
SLM Corp., 144A, (Series MTN),
2.02%, 2/2/2006 (7) (8)	15,000,000	15,003,301
SLM Corp., (Series MTNA),
1.96%, 8/15/2005	40,000,000	40,032,276

		55,035,577

Toiletries - 1.4%
Procter & Gamble Co., 144A,
1.83%, 10/07/2005 (7) (8)	50,000,000	50,000,000

Utilities - 1.2%
National Rural Utilities Cooperative Finance Corp., (Series MTNC),
2.213%, 3/10/2005	43,600,000	43,641,287

Total Notes - Variable		1,848,679,725

Repurchase Agreements - 11.4%
Agreement with Deutsche Bank Alex Brown, Inc., 2.123%, dated 11/30/2004, to be repurchased at $50,002,948 on 12/01/2004, collateralized by Corporate Bonds with various maturities to 04/01/2032, with a market value of $51,178,666 (at amortized cost)	50,000,000	50,000,000
Agreement with First Union Securities, Inc., 2.13%, dated 11/30/2004, to be repurchased at $100,005,917 on 12/01/2004, collateralized by Corporate Bonds with various maturities to 07/15/2048, with a market value of $102,511,852 (at amortized cost)	100,000,000	100,000,000
Agreement with Morgan Stanley & Co., Inc., 2.123%, dated 11/30/2004, to be repurchased at $100,005,896 on 12/01/2004, collateralized by Corporate Bonds with various maturities to 10/15/2049, with a market value of $103,072,428 (at amortized cost)	100,000,000	100,000,000
Agreement with State Street Bank & Trust Co., Inc., 1.94%, dated 11/30/2004, to be repurchased at $114,066,926 on 12/01/2004, collateralized by a U.S. Government Agency Obligation with a maturity of 09/15/2005, with a market value of $146,045,000 (at amortized cost)	144,059,163	144,059,163

Total Repurchasement Agreements		394,059,163

Total Investments - 99.9%
(at amortized cost)		3,456,228,564

Other Net Assets and Liabilities - 0.1%		3,000,439

Total Net Assets - 100.0%		$3,459,229,003

(See Notes which are an integral part of the Financial Statements)

The schedule of investments as of the date of this report has not been audited. For more information regarding the Marshall Funds, please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Fund may invest in.

Tax-Free Money Market

Portfolio of Investments

November 30, 2004 (UNAUDITED)

Description	Principal Amount	Value
Long-Term Municipals - 92.0%

Arizona - 3.3%
Northern Arizona Cap. Facilities Financial Corp. Student Housing, Revenue Bonds (Series A)
1.77%, 8/1/2033	$5,200,000	$5,200,000

Alaska - 3.2%
Valdez, Alaska Marine Term., Revenue Bonds (Series B)
1.68%, 7/1/2037	5,100,000	5,100,000

California - 10.6%
Alameda Corridor Transportation Authority California, Revenue Bonds (Series 430)
1.73%, 4/1/2017	2,000,000	2,000,000

California Health Facilities Fing. Authority, Revenue Bonds
1.74%, 12/1/2034	1,000,000	1,000,000

California State, GO UT
1.69%, 3/1/2016	1,700,000	1,700,000

California State Municipal Securities TR Receipts, GO UT (Series JPMC3)
1.70%, 6/1/2013	500,000	500,000

California State Public Works Board Lease, Revenue Bonds (Series 413)
1.70%, 12/1/2011	5,000,000	5,000,000

San Francisco, California City & County Airport Community International Airport, Revenue Bonds
1.70%, 5/1/2020	1,990,000	1,990,000

Victorville, California Redevelopment Agency, Tax Allocation (Series 485)
1.70%, 12/1/2019	4,500,000	4,500,000

		16,690,000

District of Columbia - 0.6%
District of Columbia, Revenue Bonds
1.74%, 3/1/2028	970,000	970,000

Delaware - 2.8%
Delaware State Economic Development Authority, Revenue Bonds
1.75%, 12/1/2032	4,400,000	4,400,000

Florida - 7.9%
Collier County, Florida School Board Ctfs Partn., Certificate Participation
1.68%, 2/15/2021	2,000,000	2,000,000

Escambia County, Florida Health Facilities Authority, Revenue Bonds
1.70%, 11/15/2015	1,000,000	1,000,000

Pinellas County, Florida Industrial Development Authority, Revenue Bonds
1.73%, 7/1/2024	2,500,000	2,500,000

St. Lucie County, Florida Pollution Control Revenue, Revenue Bonds
1.69%, 9/1/2028	7,000,000	7,000,000

		12,500,000

Georgia - 1.2%
Gainesville & Hall County, Georgia Development Authority, Revenue Bonds
1.69%, 11/15/2030	2,000,000	2,000,000

Louisiana - 4.7%

Lafayette Parish Louisiana Industrial Development Board Inc., Revenue Bonds
1.78%, 12/15/2014	755,000	755,000

Louisiana Public Facilities Authority, Revenue Bonds
1.73%, 9/1/2028	3,200,000	3,200,000

Louisiana Public Facilities Authority, Revenue Bonds
1.78%, 7/1/2021	3,500,000	3,500,000

		7,455,000

Description	Principal Amount	Value
Long-Term Municipals (continued)

Maryland - 1.3%
Anne Arundel County, Maryland Economic, Revenue Bonds
1.73%, 12/1/2015	$2,000,000	$2,000,000

Michigan - 1.5%
Greater Detroit Res. Recovery Authority Michigan, Revenue Bonds
1.71%, 12/13/2008	2,450,000	2,450,000

Minnesota - 2.1%
Coon Rapids, Minnesota Hospital, Revenue Bonds
1.75%, 8/1/2015	1,700,000	1,700,000

Northern Municipal Power Agency Minnesota Elec. System, Revenue Bonds (Series II-R-32)
1.72%, 1/1/2013	1,700,000	1,700,000

		3,400,000

Mississippi - 0.9%
Jackson County, Mississippi Port Fac., Revenue Bonds
1.68%, 6/1/2023	1,400,000	1,400,000

Missouri - 0.9%
St. Louis County, Missouri Industrial Development Authority Facilities, Revenue Bonds
1.71%, 6/15/2024	1,400,000	1,400,000

New Jersey - 1.0%
New Jersey Health Care Facilities Fing. Authority, Revenue Bonds (Series 943)
1.70%, 7/1/2024	1,600,000	1,600,000

New Mexico - 2.4%
New Mexico Finance Authority State Transportation, Revenue Bonds (Series 435)
1.71%, 12/15/2011	3,740,000	3,740,000

New York - 5.7%
New York, New York, GO UT
1.67%, 8/1/2020	5,000,000	5,000,000

Tobacco Settlement Fing. Corp. New York, Revenue Bonds (Series 376)
1.71%, 6/1/2009	4,000,000	4,000,000

		9,000,000

Pennsylvania - 12.7%
Allegheny County, Pennsylvania Industrial Development Authority Health & Housing Facilities, Revenue Bonds
1.69%, 7/1/2027	1,725,000	1,725,000

Allegheny County, Pennsylvania Industrial Development Authority Health & Housing Facilities, Revenue Bonds
1.69%, 7/1/2027	2,300,000	2,300,000

Allegheny County, Pennsylvania Industrial Development Authority Health & Housing Facilities, Revenue Bonds
1.74%, 7/1/2010	3,100,000	3,100,000

Bucks County, Pennsylvania Industrial Development Authority, Revenue Bonds
1.78%, 9/1/2019	915,000	915,000

Emmaus, Pennsylvania General Authority, Revenue Bonds
1.70%, 3/1/2024	1,400,000	1,400,000

Emmaus, Pennsylvania General Authority, Revenue Bonds
1.70%, 3/1/2024	600,000	600,000

Emmaus, Pennsylvania General Authority, Revenue Bonds
1.70%, 3/1/2024	4,000,000	4,000,000

Lehigh County, Pennsylvania Industrial Development Authority Pollution Control, Revenue Bonds
1.80%, 10/1/2014	970,000	970,000

Montgomery County, Pennsylvania Industrial Development Authority Retirement Community, Revenue Bonds
1.70%, 11/15/2029	5,200,000	5,200,000

		20,210,000

Description	Principal Amount	Value
Long-Term Municipals (continued)

Puerto Rico - 2.5%
Puerto Rico Public Buildings Authority Revenue GTD
1.74%, 7/1/2028	$3,995,000	$3,995,000

South Carolina - 1.9%
Piedmont Municipal Power Agency South Carolina Elec, Revenue Bonds
1.63%, 1/1/2031	3,000,000	3,000,000

Tennessee - 7.3%
Chattanooga, Tennessee Health Education & Housing Facility Board, Revenue Bonds
1.68%, 7/1/2025	2,000,000	2,000,000

Knox County, Tennessee Industrial Development Board, Revenue Bonds
1.66%, 6/1/2006	2,000,000	2,000,000

Rutherford, County Tennessee Industrial Development Board, Revenue Bonds
1.86%, 7/1/2010	1,000,000	1,000,000

Sevier County, Tennessee Public Building Authority, Revenue Bonds
1.70%, 6/1/2030	4,500,000	4,500,000

Tennergy Corp. Tennessee Gas, Revenue Bonds
5.00% . 6/1/2005	2,000,000	2,031,982

		11,531,982

Texas - 8.9%
Brownsville, Texas Utility System, Revenue Bonds (Series A)
1.65%, 9/1/2027	675,000	675,000

Dallas, Texas Waterworks & Sewer System, Revenue Bonds
4.00%, 10/1/2005	1,000,000	1,019,325

Frisco, Texas Independent School District, GO UT (Series DB-106)
1.71%, 8/15/2034	1,000,000	1,000,000

Port Arthur, Texas Nav. District, Revenue Bonds
1.69%, 10/1/2024	2,220,000	2,220,000

Tarrant County, Texas Health Facilities Development Corp., Revenue Bonds
1.69%, 8/15/2032	1,400,000	1,400,000

Tarrant County, Texas Health Facilities Development Corp., Revenue Bonds (Series 173)
1.77%, 11/15/2008	2,415,000	2,415,000

Strategic Housing Financial Corp., Travis County, Texas Lease Pur., Revenue Bonds
1.82%, 1/1/2010	5,400,000	5,400,000

		14,129,325

Utah - 1.7%
Utah State Building Ownership Authority Lease, Revenue Bonds
1.70%, 5/15/2022	2,745,000	2,745,000

Virginia - 0.7%
Suffolk, Virginia Redevelopment & Housing Authority Multi-Family Housing, Revenue Bonds
1.78%, 9/1/2019	1,105,000	1,105,000

Washington - 2.3%
Energy Northwest Washington Elec, Revenue Bonds (Series 255Z)
1.71%, 7/1/2018	2,195,000	2,195,000

Washington State Health Care Facilities Authority, Revenue Bonds (Series L26J-Reg D)
1.75%, 12/1/2005	1,435,000	1,435,000

		3,630,000

Wisconsin - 1.3%
Manitowoc, Wisconsin Elec., Revenue Bonds (Ser DB-110)
1.71%, 10/1/2029	2,000,000	2,000,000

Description	Principal Amount	Value
Long-Term Municipals (continued)

Wyoming - 2.6%
Albany County, Wyoming Impts Stat Tr., Certificate Participation
3.00%, 7/15/2005	$350,000	$351,889

Albany-Dougherty County, GA Hospital Authority, Revenue Bonds
1.75%, 9/1/2020	3,000,000	3,000,000

Platte County, Wyoming Pollution Control, Revenue Bonds
1.74%, 7/1/2014	850,000	850,000

		4,201,889

Total Long-Term Municipals		145,853,196

Mutual Funds - 7.8%
Federated Tax - Free Obligations Fund	4,847,427	4,847,427
Fidelity Tax Exempt Money Market	7,600,000	7,600,000

Total Mutual Funds		12,447,427

Total Investments - 99.8% (at amortized cost)		158,300,623

Other Net Assets and Liabilities-Net - 0.2%		282,512

Total Net Assets - 100.0%		$158,583,135

(See Notes which are an integral part of the Financial Statements)

The schedule of investments as of the date of this report has not been audited. For more information regarding the Marshall Funds, please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Fund may invest in.

Note: The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2004.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
(4)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2004.
(5)	Securities held as collateral for dollar roll transactions.
(6)	Denotes a security subject to dollar roll transactions and deemed a when-issued security.
(7)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At November 30, 2004, these securities amounted to:

	Amount	% of Total Net Assets
Government Income	$2,319,689	0.64%
Intermediate Bond	$52,377,646	8.36%
Short-Term Income	$1,120,087	0.69%
Money Market	$1,694,746,179	48.99%

(8)	Denotes a restricted security which has been deemed liquid by criteria approved by the Fund’s Board of Directors.
(9)	Please refer to the Statement of Additional Information for an explanation of the credit ratings.
(10)	Securities that are subject to alternative minimum tax represent 9.4% of Intermediate Tax-Free Fund’s portfolio as calculated based upon total portfolio market value.
(11)	Each issue shows the rate of the discount at the time of purchase.
(12)	Securities Lending - The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. On May 18, 2000, the Securities and Exchange Commission issued and order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

As of November 30, 2004, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Reinvested Collateral Securities
Equity Income	44,465,762	45,946,655	45,946,655
Large-Cap Growth & Income	22,962,104	23,577,133	23,577,133
Mid-Cap Value	69,516,012	72,357,434	72,357,434
Mid-Cap Growth	38,213,564	39,458,672	39,458,672
Small-Cap Growth	37,087,776	38,744,611	38,744,611
International Stock	60,462,628	63,536,638	63,536,638
Government Income	5,027,945	5,180,865	5,180,865
Intermediate Bond	40,778,554	41,631,356	41,631,356
Short-Term Income	18,360,667	18,734,849	18,734,849

Individual reinvested cash collateral jointly pooled with collateral received from other loans of the securities lending at November 30, 2004 is as follows (1):

	Equity Income Fund	Large- Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small- Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Short- Term Income Fund	Total
Allstate Life Global FB II	2,631,778	1,350,474	4,144,560	2,260,153	2,219,252	3,639,314	296,755	2,384,602	1,073,112	20,000,000
American Express Credit	2,631,778	1,350,474	4,144,560	2,260,153	2,219,252	3,639,314	296,755	2,384,602	1,073,112	20,000,000
Provident Temp Cash	911,577	467,768	1,435,565	782,856	768,689	1,260,561	102,788	825,962	371,699	6,927,465
CC USA, Inc.	2,631,778	1,350,474	4,144,560	2,260,153	2,219,252	3,639,314	296,755	2,384,602	1,073,112	20,000,000
Canadian IMP BK Comm	1,973,833	1,012,856	3,108,420	1,695,114	1,664,439	2,729,485	222,566	1,788,451	804,836	15,000,000
Dorada Finance, Inc.	2,633,304	1,351,257	4,146,964	2,261,463	2,220,539	3,641,425	296,927	2,385,985	1,073,736	20,011,600
General Electric Capital Corp.	1,973,833	1,012,856	3,108,420	1,695,114	1,664,439	2,729,485	222,566	1,788,451	804,836	15,000,000
Goldman Sachs Group	2,631,778	1,350,474	4,144,560	2,260,153	2,219,252	3,639,314	296,755	2,384,602	1,073,112	20,000,000
HBOS Treasury Services PLC	2,631,778	1,350,474	4,144,560	2,260,153	2,219,252	3,639,314	296,755	2,384,602	1,073,112	20,000,000
Jackson National Life Global	2,631,753	1,350,461	4,144,521	2,260,131	2,219,231	3,639,279	296,752	2,384,579	1,073,102	19,999,809
IBM Corporation	2,631,778	1,350,474	4,144,560	2,260,153	2,219,252	3,639,314	296,755	2,384,602	1,073,112	20,000,000
Merrill Lynch & Co.	2,631,778	1,350,474	4,144,560	2,260,153	2,219,252	3,639,314	296,755	2,384,602	1,073,112	20,000,000
Monumental Life Insurance Master Note	1,973,833	1,012,856	3,108,420	1,695,114	1,664,439	2,729,485	222,566	1,788,451	804,836	15,000,000
RMAC 2004-NS24 A1	2,530,367	1,298,436	3,984,858	2,173,062	2,133,737	3,499,080	285,320	2,292,716	1,031,763	19,229,339
First Clearing LLC	2,368,600	1,215,427	3,730,104	2,034,137	1,997,327	3,275,383	267,079	2,146,142	965,801	18,000,000
Wells Fargo & Company	1,315,889	675,237	2,072,280	1,130,076	1,109,626	1,819,657	148,377	1,192,301	536,557	10,000,000
Westpac Banking Corp.	1,315,889	675,237	2,072,280	1,130,076	1,109,626	1,819,657	148,377	1,192,301	536,557	10,000,000
Metlife Funding Agreement	2,631,778	1,350,474	4,144,560	2,260,153	2,219,252	3,639,314	296,755	2,384,602	1,073,112	20,000,000
Prudential Financial Funding	2,631,778	1,350,474	4,144,560	2,260,153	2,219,252	3,639,314	296,755	2,384,602	1,073,112	20,000,000
Bayerische Landesbank NY	2,631,778	1,350,474	4,144,560	2,260,153	2,219,252	3,639,314	296,755	2,384,602	1,073,112	20,000,000

	45,946,658	23,577,131	72,357,432	39,458,673	38,744,612	63,536,637	5,180,868	41,631,359	18,734,843	349,168,213

(1)	The collateral pool is managed by the Fund Manager of the Short-Term Income and Money Market Fund.

The following acronyms are used throughout this report:

ADR	-American Depository Receipt
AMBAC	-American Municipal Bond Assurance Corporation
CFC	-Cooperative Finance Corporation
CIFG	-CDC IXIS Financial Guaranty
COL	-Collateralized
FGIC	-Financial Guaranty Insurance Corporation
FRN	-Floating Rate Note
GDR	-Global Depository Receipt
GO	-Government Obligation
HFDC	-Health Facility Development Corporation
IDC	-Industrial Development Corporation
INS	-Insured
LIQ	-Liquidity Agreement
LP	-Limited Partnership
LOC	-Letter of Credit
MTN	-Medium Term Note
PCA	-Pollution Control Authority
PLC	-Public Limited Company
REITs	-Real Estate Investment Trusts
REMIC	-Real Estate Mortgage Investment Conduit
TCRs	-Transferable Custody Receipts
TRANs	-Tax and Revenue Anticipation Notes
UT	-Unlimited Tax
VRNs	-Variable Rate Notes

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Equity Income Fund	357,592,992	68,137,068	(6,372,279)	61,764,789
Large-Cap Growth & Income Fund	247,063,773	53,610,526	(5,004,276)	48,606,250
Mid-Cap Value Fund	506,776,709	106,030,112	(5,630,693)	100,399,419
Mid-Cap Growth Fund	204,316,561	33,274,874	(1,459,365)	31,815,509
Small-Cap Growth Fund	164,862,976	29,194,141	(828,811)	28,365,330
International Stock Fund	500,349,064	78,345,864	(5,096,601)	73,249,263
Government Income Fund	523,769,019	5,684,649	(1,231,676)	4,452,973
Intermediate Bond Fund	724,930,014	8,265,960	(6,712,289)	1,553,671
Intermediate Tax-Free Fund	87,346,786	4,827,733	(20,663)	4,807,070
Short-Term Income Fund	182,237,020	438,734	(2,893,865)	(2,455,131)
Government Money Market Fund*	152,860,217	—	—	—
Money Market Fund*	3,456,228,564	—	—	—
Tax-Free Money Market Fund*	158,300,623	—	—	—

*	at amortized cost

Item 2.	Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the Registrant’s last fiscal quarter ended November 30, 2004 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit

99.1	Certificate of Principal Executive Officer

99.2	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/S/ JOHN M. BLASER
John M. Blaser
President
January 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/S/ JOHN M. BLASER
John M. Blaser
President
January 27, 2005

/S/ JOSEPH P. BREE
Joseph P. Bree
Treasurer
January 27, 2005